                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08879
--------------------------------------------------------------------------------

                           SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James M.A. Anderson
                           Sun Capital Advisers Trust
                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (781) 237-6030
--------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2005
--------------------------------------------------------------------------------

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended:

SUN CAPITAL ADVISERS TRUST(SM)
SEMI-ANNUAL REPORT JUNE 30, 2005

SUN CAPITAL(SM) ALL CAP FUND
SUN CAPITAL INVESTMENT GRADE BOND FUND(R)
SUN CAPITAL MONEY MARKET FUND(R)
SUN CAPITAL REAL ESTATE FUND(R)
SC(SM) DAVIS VENTURE VALUE FUND
SC(SM) VALUE SMALL CAP FUND
SC(SM) BLUE CHIP MID CAP FUND

[SUN LIFE FINANCIAL(SM) LOGO]

SUN CAPITAL ADVISERS TRUST IS A MUTUAL FUND REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE INVESTMENT COMPANY ACT OF 1940. ITS INVESTMENT ADVISER IS SUN CAPITAL ADVISERS LLC, A MEMBER OF THE SUN LIFE FINANCIAL GROUP OF COMPANIES.

MANAGEMENT'S DISCUSSION & ANALYSIS
================================================================================

ALL CAP FUND

The Fund continues to be weighted towards economically sensitive stocks, a strategy we have kept in place since 2003. We have maintained a bias towards large and mid capitalization stocks, ending the second quarter with a 45% weighting in large caps and 40% in mid caps. During the second quarter the large cap weighting decreased approximately 500 basis points while the mid cap weighting rose by a similar amount.

For the first 6 months of 2005, the S&P 500 Index and the NASDAQ showed total returns of -0.81% and -5.12%, respectively. Overall demand for equities by investors continued positive, as stock fund inflows increased by $11.19 billion in June, up 30% from $8.63 billion in May. Inflows have increased for 27 consecutive months, the longest streak since a 29 month move through January 2001.

Interest rates fell during the first six months of 2005 with the 10-year US Treasury bond yield falling to 3.92% at the end of Q2 from 4.22% at December 31, 2004. The decrease came in spite of the fact that the Fed has increased short term interest rates 100 basis points so far this year. Short term rates now stand at 3.25% versus 2.25% at year end 2004. Since it began in June 2004, the Fed has increased short term rates by 225 basis points. Inflation has remained tame. For the most recent periods, May and June, both the CPI and PPI posted increases lower than Wall Street estimates. The CPI reported increases of 2.8% and 2.5% in May and June, respectively, versus estimates of 2.9% and 2.7%. The PPI reported increases of 3.5% and 3.6% in May and June, respectively versus estimates of 4.1% and 4.0%. Oil prices have risen sharply so far in 2005, ending the second quarter at $56.50/bbl versus $43.32 at year end 2004. GDP has continued to show strength, rising 3.8% in the first quarter of 2005.

S&P 500 earnings are expected to increase 11% in Q2 vs. 14% in Q1, and be up 8% in 2005 vs. up 21% in 2004. While slowing, earnings growth is still respectable, and is double the GDP growth rate.

Throughout the first six months of 2005, we have continued to manage the portfolio to take advantage of opportunities in various sectors. We ended the second quarter with overweights in Consumer Discretion, Healthcare, Industrials, Technology, and Utilities, and underweights in Consumer Staples, Financials, Energy and Materials. We continue to find undervalued and out-of-favor issues, adding during Q2 such names as Leapfrog Enterprises, Sara Lee, JP Morgan Chase, Biogen IDEC, Iron Mountain, MRV Communications, and Reliant Energy.

The outlook for equities in 2005 continues to be positive. Financial headwinds for the remainder of 2005 continue to be expectations of further Fed increases in short term rates, the high price of oil, and potential acceleration of inflation. Earnings are expected to expand at a slower rate than 2004 and interest rates are expected to continue to increase at a moderate rate. At the end of Q2, the S&P 500 Index stood at 1191.33, having an earnings yield of 6.10% (on 2005 estimates), in contrast to the 10 year US treasury bond yield of 3.92%. With an earnings yield at a 218 basis points spread over the 10-year treasury, along with the prospect of higher earnings in 2005, stocks remain a better value than fixed income in our view.

ALL CAP FUND
================================================================================

TOP TEN EQUITY HOLDINGS
AT JUNE 30, 2005

                                        % OF NET ASSETS
                                        ---------------
Calpine Corp.                                 3.8%
UNOVA, Inc.                                   3.3
Clean Harbors, Inc.                           3.2
Revlon, Inc.                                  3.1
Lucent Technologies, Inc.                     2.9
Exxon Mobile Corp.                            2.9
Dynegy, Inc.                                  2.8
Boston Scientific Corp.                       2.8
EchoStar Communications Corp.                 2.6
Eastman Kodak Co.                             2.5

INDUSTRY WEIGHTINGS
AT JUNE 30, 2005

                                        % OF NET ASSETS
                                        ---------------
Telecommunications Equipment                 10.1%
Biotechnology                                 8.3
Financial Services                            6.6
Banks                                         5.2
Energy                                        5.0
Cosmetics & Toiletries                        4.4
Oil & Gas - Exploration & Production          4.1
Finance                                       3.8
Electrical Equipment                          3.7
Industrial                                    3.3
Waste Management                              3.2
Entertainment                                 3.1
Retail                                        2.9
Medical Devices                               2.8
Pipelines                                     2.8
Cable TV Services                             2.6
Pharmaceuticals & Biotechnology               2.5
Photo Equipment                               2.5
Broadcasting - Radio/Tv                       2.3
Transportation                                2.3
Commercial Services                           2.2
Fiber Optics                                  2.2
Food, Beverages & Tobacco                     2.1
Medical Products                              2.0
Telecommunications                            2.0
Cable & Satellite Operators                   1.9
Computers & Business Equipment                1.9
Building & Construction                       1.7
Toys & Amusements                             1.0
Auto Parts                                    0.3
Other assets less liabilities                 1.2
                                            -----
TOTAL                                       100.0%
                                            =====

ALL CAP FUND
================================================================================

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ALL CAP FUND - INITIAL CLASS AND THE S&P 500 INDEX*

                        ALL CAP FUND    S&P 500 INDEX
May 1, 2002             $     10,000    $      10,000
Jun 30, 2002            $      8,360    $       9,227
Sep 30, 2002            $      6,440    $       8,556
Dec 31, 2002            $      7,557    $       8,270
Mar 31, 2003            $      6,976    $       8,010
Jun 30, 2003            $      9,582    $       9,242
Sep 30, 2003            $      9,925    $       9,487
Dec 31, 2003            $     11,554    $      10,642
Mar 31, 2004            $     12,432    $      10,822
Jun 30, 2004            $     12,957    $      11,008
Sep 30, 2004            $     12,438    $      10,803
Dec 31, 2004            $     13,910    $      11,800
Mar 31, 2005            $     12,861    $      11,547
Jun 30, 2005            $     13,073    $      11,705

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ALL CAP FUND - SERVICE CLASS AND THE S&P 500 INDEX*

                        ALL CAP FUND    S&P 500 INDEX
Feb 1, 2004             $     10,000    $      10,000
Mar 31, 2004            $     10,140    $       9,986
Jun 30, 2004            $     10,552    $      10,158
Sep 30, 2004            $     10,132    $       9,968
Dec 31, 2004            $     11,320    $      10,888
Mar 31, 2005            $     10,457    $      10,654
Jun 30, 2005            $     10,626    $      10,800

ALL CAP FUND
================================================================================

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2005**

                                                                          LIFE OF
                                    SIX MONTHS   ONE YEAR   THREE YEARS   FUND***
                                    ----------   --------   -----------   -------
INITIAL CLASS SHARES
All Cap Fund                          (6.01)%      0.90%      16.07%       8.83%
S&P 500 Index                         (0.81)%      6.32%       8.28%       5.10%

SERVICE CLASS SHARES
All Cap Fund                          (6.13)%      0.70%        N/A        4.40%
S&P 500 Index                         (0.81)%      6.32%        N/A        5.58%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor's 500 Index is a market-value weighted index of 500 blue chip stocks and is considered to be a benchmark of the overall stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the All Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from May 1, 2002 (commencement of operations) to June 30, 2005. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2005.

MANAGEMENT'S DISCUSSION & ANALYSIS
================================================================================

INVESTMENT GRADE BOND FUND

The Fund's performance was most negatively impacted by an overweight to the Credit sector, particularly BBB rated securities, as well as the Fund's high yield exposure. Hedge fund difficulties, the demise of the auto industry and LBO fears created disarray in the corporate bond market, particularly during the months of March and April. The Fund's duration, which was short that of the Index, also negatively affected performance.

The Federal Reserve remained on its path of "measured" interest rate increases during the first six months of 2005. The Federal Open Market Committee utilized all four meetings thus far in 2005 to increase short-term interest rates by 25 basis points (bp), bringing the rate to 3.25%, up from 1%, one year ago. Despite oil prices eclipsing $60 per barrel late in June, and slowing earnings growth, economic data continued to reveal an economy that remains in expansionary mode with non-threatening inflationary measures. While the Fed has increased short-term interest rates nine times since June 2004, strong demand from Asian central banks, market uncertainty and perceived attractiveness of US Treasury securities globally, has kept longer term interest rates depressed, perhaps artificially. The 10-year US Treasury declined by 35bp during the first half of 2005, falling below 4% at June 30, 2005 to 3.91%. The 10-year US Treasury, on June 30, 2004, provided a yield of 4.58%, 67 basis points higher than the current level.

As a result of the decline in US Treasury yields over the first six months of the year, all sectors of the Lehman Aggregate Index produced positive absolute returns. The US Treasury sector led the way with a return of 3.20%, US Agencies returned 2.53%, Credit, 2.49%, CMBS, 2.39%, MBS, 2.15% and ABS, 1.59%. The best performing sectors of the corporate bond market for the first six months were: sovereigns, natural gas distributors and healthcare. Worst performing sectors for the first two quarters of 2005 were automotive, packaging and paper.

Based upon recent economic data, a "measured" pace of interest rate increases should continue. The Fed is moving toward a "neutral" Federal Funds rate, which should be between 3.5%-4%. The Fed will officially meet four more times during 2005 to discuss interest rates. Assuming a 25bp increase each meeting, a rate of 4.25% would be achieved by year-end. While longer term rates have remained stubbornly low when contrasted to shorter-term interest rates, an inversion of the US Treasury yield curve, based upon current economic data, does not seem appropriate.

Credit fundamentals, which should remain acceptable for the second half of 2005, may have peaked sometime in late 2004, early 2005. Corporate America is now returning capital to shareholders, whether through dividend increases, share repurchases, leveraged recapitalizations, etc. Shareholder friendly actions, when enacted in a balanced manner are not necessarily detrimental to corporate bond holders as all stakeholders need reward for financial support of a company.

The US credit markets should continue to benefit from positive technicals, such as reduced corporate bond issuance, strong foreign demand and satisfactory fundamentals. While sentiment surrounding spread sectors, particularly the Credit sector, has improved from the March/April lows, further spread compression is expected over the quiet summer months. Higher interest rates and peaking credit fundamentals will prompt a reduction in our overweight to the Credit sector over time. The U.S. Treasury sector may be the beneficiary. The MBS market remains attractive due to reduced issuance as well as very strong demand from both foreign and domestic buyers. With the Federal Reserve remaining on a path of raising interest rates, we will continue to maintain a portfolio duration short that of the Index.

INVESTMENT GRADE BOND FUND
================================================================================

TOP TEN BOND ISSUERS
AT JUNE 30, 2005

                                           % OF NET ASSETS
                                           ---------------
Federal Home Loan Mortgage                      22.9%
Federal National Mortgage Assn.                 20.3
U.S. Treasury Notes                              5.2
Government National Mortgage Assn                3.9
Time Warner Co.                                  1.7
Continental Cablevision Inc.                     1.7
GMAC Commercial Mortgage Sec Inc.                1.7
Aries Vermogensverwaltungs                       1.6
Noble Group Ltd.                                 1.5
Allegheny Energy Supply Co.                      1.4

PORTFOLIO COMPOSITION
AT JUNE 30, 2005

                                           % OF NET ASSETS
                                           ---------------
U.S. Government Agency Obligations             52.6%
Corporate Debt Obligations                     37.9
Commercial Mortgage Backed Securities           5.7
Asset Backed Securities                         1.5
Short Term Investments                         12.8
Other assets less liabilities                 (10.5)
                                              -----
TOTAL                                         100.0%
                                              =====

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INVESTMENT GRADE BOND FUND - INITIAL CLASS AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX*

                           INVESTMENT GRADE       LEHMAN BROTHERS
                               BOND FUND       AGGREGATE BOND INDEX
Dec 7, 1998                  $    10,000            $    10,000
Dec 31, 1998                 $    10,004            $    10,025
Mar 31, 1999                 $    10,045            $     9,975
Jun 30, 1999                 $     9,956            $     9,888
Sep 30, 1999                 $     9,963            $     9,955
Dec 31, 1999                 $     9,948            $     9,943
Mar 31, 2000                 $    10,120            $    10,162
Jun 30, 2000                 $    10,291            $    10,338
Sep 30, 2000                 $    10,591            $    10,651
Dec 31, 2000                 $    10,929            $    11,099
Mar 31, 2001                 $    11,278            $    11,435
Jun 30, 2001                 $    11,351            $    11,499
Sep 30, 2001                 $    11,656            $    12,031
Dec 31, 2001                 $    11,717            $    12,037
Mar 31, 2002                 $    11,730            $    12,048
Jun 30, 2002                 $    11,839            $    12,493
Sep 30, 2002                 $    12,124            $    13,065
Dec 31, 2002                 $    12,329            $    13,271
Mar 31, 2003                 $    12,649            $    13,456
Jun 30, 2003                 $    13,244            $    13,792
Sep 30, 2003                 $    13,305            $    13,772
Dec 31, 2003                 $    13,516            $    13,815
Mar 31, 2004                 $    13,919            $    14,183
Jun 30, 2004                 $    13,595            $    13,836
Sep 30, 2004                 $    14,160            $    14,279
Dec 31, 2004                 $    14,383            $    14,388
Mar 31, 2005                 $    14,287            $    14,319
Jun 30, 2005                 $    14,694            $    14,750

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INVESTMENT GRADE BOND FUND - SERVICE CLASS AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX*

                           INVESTMENT GRADE      LEHMAN BROTHERS
                               BOND FUND       AGGREGATE BOND INDEX
Feb 1, 2004                   $    10,000          $    10,000
Mar 31, 2004                  $    10,177          $    10,184
Jun 30, 2004                  $     9,944          $     9,935
Sep 30, 2004                  $    10,347          $    10,253
Dec 31, 2004                  $    10,503          $    10,351
Mar 31, 2005                  $    10,428          $    10,301
Jun 30, 2005                  $    10,718          $    10,611

INVESTMENT GRADE BOND FUND
================================================================================

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2005**

                                                                                                        LIFE OF
                                                       SIX MONTHS   ONE YEAR   THREE YEARS  FIVE YEAR   FUND***
                                                       ----------   --------   -----------  ---------   -------
INITIAL CLASS SHARES
Investment Grade Bond Fund                                2.16%       8.09%       7.47%       7.38%      6.04%
Lehman Brothers Aggregate Bond Index                      2.51%       6.80%       5.76%       7.40%      6.09%

SERVICE CLASS SHARES
Investment Grade Bond Fund                                2.05%       7.78%        N/A         N/A       5.03%
Lehman Brothers Aggregate Bond Index                      2.51%       6.80%        N/A         N/A       4.27%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Investment Grade Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2005. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2005.

MANAGEMENT'S DISCUSSION & ANALYSIS
================================================================================

MONEY MARKET FUND

At June 30, 2005, the Fund had net assets of $117.9 million compared to $121.4 million at year-end. The Fund had a seven-day yield of 2.67%. The Fund had an average maturity of 29 days, slightly below the average taxable money market fund as reported by iMoneyNet Inc. The portfolio was 84% invested in highly rated commercial paper, 14% in U.S.Treasury and agency discount paper and 2% in other highly liquid short-term investments.

During the first half of 2005 money market interest rates, as measured by the three-month Treasury bill, traded in a range between 2.25% and 3.13%. The yield on three-month Treasury bills began the year at the low of 2.25%, rose to 3.13% in late June before ending the second quarter at 3.12%. While market technicals created a range of between 4-41 basis points, the 90-day commercial paper yields traded more typically in a range of 27-36 basis points over Treasury bills during the six months. On June 30th the Federal Reserve's monetary-policy committee (FOMC) unanimously voted to raise its target for the Federal Funds rate by 25 basis points to 3.25%. The action marked the ninth consecutive increase since June, 2004, reversing the trend of 13 consecutive reductions which had brought the Federal Funds rate down from 6.5% to a 45-year low of 1%. The committee also approved a 25 basis point hike in the discount rate to 4.25%. The FOMC continues to monitor the risks between growth and inflation. In its formal statement at the conclusion of its June meeting the FOMC stated that further increases would come at a "measured pace".

With the prospect of continued Fed tightening a high probability, our strategy remains to invest in a high-quality, liquid portfolio with an average maturity below that of the average money market mutual fund.

MONEY MARKET FUND
================================================================================

TOP TEN ISSUERS
AT JUNE 30, 2005

                                           % OF NET ASSETS
                                           ---------------
Federal National Mortgage Association            6.8%
Federal Home Loan Mortgage                       5.2
Thunder Bay Fdg                                  4.5
British Columbia                                 4.2
Procter & Gamble Co.                             4.1
UBS Fin Del                                      4.1
American Gen                                     4.1
HSBC Finance Corp.                               4.1
General Electric Cap Corp                        4.1
National Rural Utilities Co                      4.1

PORTFOLIO COMPOSITION
AT JUNE 30, 2005

                                           % OF NET ASSETS
                                           ---------------
Commercial Paper                                83.9%
U.S. Government Agency Obligations              13.7
Mutual Funds                                     2.6
Other assets less liabilities                   (0.2)
                                               -----
TOTAL                                          100.0%
                                               =====

MONEY MARKET FUND
================================================================================

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MONEY MARKET FUND - INITIAL CLASS AND THE MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX*

                                                  MERRILL LYNCH
                          MONEY MARKET FUND    3-MONTH T-BILL INDEX
Dec 7, 1998                  $    10,000            $    10,000
Dec 31, 1998                 $    10,031            $    10,030
Mar 31, 1999                 $    10,138            $    10,136
Jun 30, 1999                 $    10,246            $    10,255
Sep 30, 1999                 $    10,363            $    10,385
Dec 31, 1999                 $    10,495            $    10,513
Mar 31, 2000                 $    10,635            $    10,660
Jun 30, 2000                 $    10,785            $    10,822
Sep 30, 2000                 $    10,949            $    10,985
Dec 31, 2000                 $    11,114            $    11,164
Mar 31, 2001                 $    11,257            $    11,332
Jun 30, 2001                 $    11,368            $    11,459
Sep 30, 2001                 $    11,457            $    11,583
Dec 31, 2001                 $    11,513            $    11,657
Mar 31, 2002                 $    11,547            $    11,707
Jun 30, 2002                 $    11,581            $    11,763
Sep 30, 2002                 $    11,614            $    11,816
Dec 31, 2002                 $    11,642            $    11,867
Mar 31, 2003                 $    11,662            $    11,903
Jun 30, 2003                 $    11,681            $    11,943
Sep 30, 2003                 $    11,694            $    11,973
Dec 31, 2003                 $    11,706            $    12,004
Mar 31, 2004                 $    11,718            $    12,032
Jun 30, 2004                 $    11,730            $    12,061
Sep 30, 2004                 $    11,754            $    12,105
Dec 31, 2004                 $    11,792            $    12,166
Mar 31, 2005                 $    11,849            $    12,236
Jun 30, 2005                 $    11,922            $    12,324

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MONEY MARKET FUND - SERVICE CLASS AND THE MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX*

                                                  MERRILL LYNCH
                          MONEY MARKET FUND    3-MONTH T-BILL INDEX
Apr 26, 2005                 $    10,000            $    10,000
Apr 30, 2005                 $    10,003            $    10,004
May 31, 2005                 $    10,022            $    10,030
Jun 30, 2005                 $    10,042            $    10,053

MONEY MARKET FUND
================================================================================

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2005**

                                                                                                        LIFE OF
                                                       SIX MONTHS   ONE YEAR   THREE YEARS  FIVE YEAR   FUND***
                                                       ----------   --------   -----------  ---------   -------
INITIAL CLASS SHARES
Money Market Fund                                         1.10%       1.64%       0.97%       2.03%      2.71%
Merrill Lynch 3-month U.S. Treasury Bill Index            1.29%       2.15%       1.55%       2.62%      3.23%

SERVICE CLASS SHARES
Money Market Fund                                                                                        0.42%
Merrill Lynch 3-month U.S. Treasury Bill Index                                                           0.53%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Merrill Lynch three-month U.S. Treasury Bill Index is a one-security index which at the beginning of every month selects for inclusion the U.S. Treasury Bill maturing closest to, but not beyond 91 days from that date. That issue is then held for one month, sold and rolled into the new U.S. Treasury Bill.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Money Market Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2005. Service Class Shares for the period from April 26, 2005 (commencement of operations) to June 30, 2005.

MANAGEMENT'S DISCUSSION & ANALYSIS
================================================================================

REAL ESTATE FUND

The best performing stocks in the portfolio during the last six months were Gramercy Capital (Mortgage), Simon Property Group (Regional Mall), Pennsylvania REIT (Regional Mall), Eastgroup (Industrial), and Avalon Bay (Apartment). The worst performing stocks during the last six months were iStar Financial (Diversified), Prologis (Industrial), American Financial Realty (Office), Alexandria (Office), and Host Marriott (Hotel).

For the last six months, the Morgan Stanley REIT Index was up +6.24%, outperforming the Dow Jones Industrial Index, the S&P 500, and the NASDAQ which were -3.65%, -0.81%, and -5.12%, respectively. The Morgan Stanley REIT Index finished the 2nd quarter at 815.23.

The REIT industry is undoubtedly on a hot streak, posting some of the best total returns available to investors in the past few years. While the appetite for investments providing stable yields continues to make REITs attractive investments for hungry investors, we can't help but position the Fund for a time when better relative yields are available. REIT management teams have done an admirable job managing through a tough real estate market in the last few years, and in most property types, earnings are now improving off of trough levels. We fear, however, that the operational and fundamental improvements of REITs may all be lost on investors if better yielding alternatives emerge. The Fund remains overweight in Apartment, Hotel, Diversified, Self-Storage, Strip Center, Industrial, Regional Mall, and Office property types. The fund is underweight the Health Care, Specialty, Mixed, Free-Standing, and Manufactured Home property types.

The average dividend yield for universe of REITs was 4.72% at June 30, 2005. The Fund finished the six months with an average dividend yield of 4.15%. The average equity market capitalization for the Fund was $4.95 billion, compared to $2.60 billion for the universe of REIT securities.

REAL ESTATE FUND
================================================================================

TOP TEN EQUITY HOLDINGS
AT JUNE 30, 2005

                                        % OF NET ASSETS
                                        ---------------
Macerich Co.                                  5.6%
Shurgard Storage Centers, Inc.                5.5
Archstone-Smith Trust                         5.3
American Financial Realty Trust               5.0
Simon Property Group, Inc.                    4.8
Developers Diversified Realty Corp.           4.8
Alexandria Real Estate Equities, Inc.         4.7
Vornado Realty Trust                          4.6
BRE Properties, Inc.                          4.5
SL Green Realty Corp.                         4.3

SECTOR WEIGHTINGS
AT JUNE 30, 2005

                                        % OF NET ASSETS
                                        ---------------
Office                                       17.6%
Apartments                                   14.8
Regional Malls                               14.0
Shopping Centers                             12.8
Hotels & Restaurants                          9.7
Diversified                                   8.0
Warehouse & Industrial                        7.7
Storage                                       5.5
Banks                                         3.7
Mortgage                                      2.2
Short-Term Investments                        3.9
Other assets less liabilities                 0.1
                                            -----
TOTAL                                       100.0%
                                            =====

REAL ESTATE FUND
================================================================================

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE REAL ESTATE FUND - INITIAL CLASS AND THE MORGAN STANLEY REIT INDEX*

              REAL ESTATE FUND   MORGAN STANLEY REIT INDEX
Dec 7, 1998     $   10,000             $   10,000
Dec 31, 1998    $    9,929             $    9,774
Mar 31, 1999    $    9,365             $    9,303
Jun 30, 1999    $   10,383             $   10,226
Sep 30, 1999    $    9,536             $    9,398
Dec 31, 1999    $    9,534             $    9,330
Mar 31, 2000    $    9,929             $    9,577
Jun 30, 2000    $   11,123             $   10,571
Sep 30, 2000    $   11,987             $   11,396
Dec 31, 2000    $   12,518             $   11,887
Mar 31, 2001    $   12,217             $   11,829
Jun 30, 2001    $   13,556             $   13,121
Sep 30, 2001    $   13,612             $   12,780
Dec 31, 2001    $   14,092             $   13,411
Mar 31, 2002    $   15,139             $   14,524
Jun 30, 2002    $   15,876             $   15,228
Sep 30, 2002    $   14,726             $   13,874
Dec 31, 2002    $   14,662             $   13,900
Mar 31, 2003    $   14,926             $   14,048
Jun 30, 2003    $   16,683             $   15,822
Sep 30, 2003    $   17,990             $   17,357
Dec 31, 2003    $   19,932             $   19,006
Mar 31, 2004    $   22,349             $   21,296
Jun 30, 2004    $   21,068             $   19,993
Sep 30, 2004    $   22,449             $   21,670
Dec 31, 2004    $   26,573             $   24,994
Mar 31, 2005    $   24,085             $   23,135
Jun 30, 2005    $   27,468             $   26,554

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE REAL ESTATE FUND - SERVICE CLASS AND THE MORGAN STANLEY REIT INDEX*

              REAL ESTATE FUND   MORGAN STANLEY REIT INDEX
Feb 1, 2004     $   10,000             $   10,000
Mar 31, 2004    $   10,763             $   10,734
Jun 30, 2004    $   10,140             $   10,077
Sep 30, 2004    $   10,795             $   10,922
Dec 31, 2004    $   12,774             $   12,596
Mar 31, 2005    $   11,571             $   11,660
Jun 30, 2005    $   13,187             $   13,383

REAL ESTATE FUND
================================================================================

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2005**

                                                                                                         LIFE OF
                                                       SIX MONTHS   ONE YEAR   THREE YEARS   FIVE YEAR   FUND***
                                                       ----------   --------   -----------   ---------   --------
INITIAL CLASS SHARES
Real Estate Fund                                          3.37%      30.38%       20.05%       19.82%     16.64%
Morgan Stanley REIT Index                                 6.24%      32.79%       20.36%       20.11%     16.02%

SERVICE CLASS SHARES
Real Estate Fund                                          3.24%      30.05%         N/A          N/A      21.66%
Morgan Stanley REIT Index                                 6.24%      32.79%         N/A          N/A      22.84%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees. The Morgan Stanley REIT Index is a total-return index composed of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Real Estate Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2005. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2005.

MANAGEMENT'S DISCUSSION & ANALYSIS
================================================================================

DAVIS VENTURE VALUE FUND (SUBADVISED BY DAVIS ADVISORS)

For the six-months ended June 30, 2005, Davis Venture Value Fund returned 1.41%, compared to its benchmark, the Standard & Poor's 500 Index, which returned -0.81%.

       - Energy companies were the most important contributors to the Fund's performance over the six-month period. All of the Fund's energy companies performed well, with EOG Resources, ConocoPhillips, Occidental Petroleum, and Devon Energy, all among the Fund's top 10 contributors to performance for the period.

       - The Fund's largest industry group holdings were in insurance companies. Progressive and Loews were both among the Fund's top 10 contributors to performance over the period while American International Group and Berkshire Hathaway were both among the Fund's top 10 detractors from performance over the period. Overall, the Fund's insurance companies detracted from performance over the six-month period.

       - The Fund also held significant investments in diversified financial companies. As a group, these companies detracted from performance over the six-month period, with American Express and JPMorgan Chase both among the Fund's top 10 detractors from performance.

       - Individual companies making important contributions to the Fund's performance over the period included HCA, a health care equipment and services company, Altria Group, a food, beverage, and tobacco company, and H&R Block, a consumer services company.

       - Individual companies detracting from performance over the period included Tyco International, a capital goods company, Comcast, a media company, and Lexmark International, a technology hardware and equipment company.

       - The Fund's portfolio managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with 11% of its portfolio invested in foreign companies. As a group the companies which the Fund owned performed approximately in-line with the S&P 500 Index over the six-month period.

A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS VENTURE VALUE FUND
================================================================================

TOP TEN EQUITY HOLDINGS
AT JUNE 30, 2005

                                         % OF NET ASSETS
                                         ---------------
American Express Co.                            5.6%
Altria Group, Inc.                              5.0
American International Group, Inc.              4.8
Tyco International Ltd.                         4.2
Berkshire Hathaway, Inc.                        4.0
JP Morgan Chase & Co.                           3.7
HSBC Holdings                                   3.5
The Progressive Corp.                           3.4
Comcast Corp.                                   3.2
Golden West Financial Corp.                     3.1

INDUSTRY WEIGHTINGS
AT JUNE 30, 2005

                                         % OF NET ASSETS
                                         ---------------
Insurance                                      17.8%
Financial Services                             15.1
Banking S & L                                  11.4
Oil & Gas                                       8.4
Consumer Products & Services                    8.3
Diversified Manufacturing                       4.2
Retailing                                       3.5
Communication Services                          3.2
Food, Beverages & Restaurants                   3.2
Pharmaceuticals                                 2.7
Packaging                                       2.4
Energy Sources                                  2.2
Computers                                       1.8
Health Care Facilities                          1.7
Building Materials                              1.6
Real Estate                                     1.6
Multimedia                                      1.4
Transportation                                  1.2
Commercial Services                             1.1
Telecommunications                              1.0
Software                                        0.9
Wholesale & Retail                              0.9
Auto Equipment & Services                       0.7
Internet Software & Services                    0.5
Publishing                                      0.5
Diversified Interests & Holdings                0.4
Cosmetics & Toiletries                          0.2
Household Durables                              0.2
Short Term Investment                           0.8
Other assets less liabilities                   1.1
                                              -----
TOTAL                                         100.0%
                                              =====

DAVIS VENTURE VALUE FUND
================================================================================

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DAVIS VENTURE VALUE FUND - INITIAL CLASS AND THE S&P 500 INDEX*

                           DAVIS VENTURE     S&P 500
                             VALUE FUND       INDEX
Jul 17, 2000                $   10,000      $   10,000
Jul 31, 2000                $    9,640      $    9,478
Aug 31, 2000                $   10,220      $   10,067
Sep 30, 2000                $    9,770      $    9,535
Oct 31, 2000                $    9,790      $    9,495
Nov 30, 2000                $    9,300      $    8,747
Dec 31, 2000                $    9,858      $    8,790
Mar 31, 2001                $    8,885      $    7,747
Jun 30, 2001                $    9,156      $    8,206
Sep 30, 2001                $    7,943      $    6,999
Dec 31, 2001                $    8,812      $    7,752
Mar 31, 2002                $    8,731      $    7,772
Jun 30, 2002                $    7,894      $    6,733
Sep 30, 2002                $    6,897      $    5,572
Dec 31, 2002                $    7,380      $    6,043
Mar 31, 2003                $    7,028      $    5,852
Jun 30, 2003                $    8,248      $    6,752
Sep 30, 2003                $    8,405      $    6,931
Dec 31, 2003                $    9,632      $    7,775
Mar 31, 2004                $   10,037      $    7,905
Jun 30, 2004                $   10,098      $    8,041
Sep 30, 2004                $    9,984      $    7,891
Dec 31, 2004                $   10,831      $    8,608
Mar 31, 2005                $   10,811      $    8,424
Jun 30, 2005                $   10,984      $    8,539

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2005**

                                                                                  LIFE OF
                                            SIX MONTHS   ONE YEAR   THREE YEARS   FUND***
                                            ----------   --------   -----------   --------
INITIAL CLASS SHARES
Davis Venture Value Fund                       1.41%       8.78%      11.64%        1.91%
S&P 500 Index                                 (0.81%)      6.32%       8.28%       (3.13%)

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor's 500 Index is a market-value weighted index of 500 blue chip stocks and is considered to be a benchmark of the overall stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Davis Venture Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2005.

MANAGEMENT'S DISCUSSION & ANALYSIS
================================================================================

VALUE SMALL CAP FUND (SUBADVISED BY OPCAP ADVISORS LLC)

The Value Small Cap Fund returned -4.87% versus the Russell 2000 value return of 0.90% for the six months ended June 30, 2005.

After a strong rally at the end of 2004, investors began taking profits from U.S. small-cap stocks, driving the market down for the first several months of 2005. Small-caps managed to come back strong in May and June, but still finished the six-month period with a loss. Most industry sectors posted negative returns for the period, with the exception of energy, which was supported by record high crude oil prices.

The Fund's exposure to the consumer discretionary sector negatively impacted performance in the first half of the year. In particular, West Marine, a recreational boating supply retailer, declined for the period as did J. Jill Group, a women's apparel retailer.

The Fund was also hurt by an overweighting and poor stock selection in the healthcare sector. In particular, biotech firms such as NeoPharm and Northfield Laboratories posted double-digit losses. An overweighting of the industrials sector also detracted from relative returns during the period.

On a more positive note, the Fund's performance was positively impacted by an underweighting of the materials sector. Materials stocks experienced disappointing performance in the first half of 2005.

In conducting our bottom-up research, we continue to see signs of economic expansion, though the pace of growth may have moderated in recent months, due in part to the continued rise in the price of oil. We are mindful of the risk of continued oil price increases, which could negatively impact consumer spending, but we suspect $60 oil is likely not sustainable. If oil prices moderate to more reasonable levels, we think its economic impact will likely be manageable. In the current moderate growth environment, we think economically-sensitive sectors should continue to do well, and we continue to find undervalued opportunities among select industrial companies whose operating leverage to unit volume growth remains underappreciated. As economic activity continues to improve, we believe stock selection will remain the key driver of outperformance in the coming quarters.

VALUE SMALL CAP FUND
================================================================================

TOP TEN EQUITY HOLDINGS
AT JUNE 30, 2005

                                                    % OF NET ASSETS
                                                    ---------------
Astec Industries, Inc.                                    3.6%
Performance Food Group Co.                                2.2
Wabash National Corp.                                     2.1
Capital Automotive Real Estate Investment Trust           2.1
Ranges Resources Corp.                                    2.1
Texas Regional Bancshares, Inc.                           2.1
Keystone Automotive Industries, Inc.                      2.0
Actuant Corp.                                             2.0
Universal Compression Holdings, Inc.                      2.0
FMC Technologies, Inc.                                    1.9

INDUSTRY WEIGHTINGS
AT JUNE 30, 2005

                                                    % OF NET ASSETS
                                                    ---------------
Financial Services                                       15.2%
Real Estate                                              10.5
Building & Construction                                   5.6
Retail                                                    5.5
Diversified Manufacturing                                 4.1
Oil & Gas - Drilling Equipment                            3.9
Insurance                                                 3.5
Automotive                                                3.4
Trucking & Shipping                                       3.2
Internet Software & Services                              2.5
Commercial Services                                       2.4
Wholesale                                                 2.4
Food Services                                             2.2
Semiconductors                                            2.2
Computer Software                                         2.1
Oil - Exploration & Production                            2.1
Leasing                                                   1.9
Medical Products                                          1.9
Business Services                                         1.6
Chemicals                                                 1.6
Energy                                                    1.6
Electrical Engineering                                    1.5
Restaurants                                               1.5
Auto Equipment & Services                                 1.3
Property Casualty Insurance                               1.3
Computer Services                                         1.2
Medical & Dental Instruments & Supplies                   1.2
Building/Construction & Supplies                          1.1
Commercial Services & Supplies                            1.1
Hotels                                                    1.1
Computers & Business Equipment                            1.0
Health Care Facilities                                    1.0
Water/Sewer                                               1.0
Telecommunications Equipment                              0.9
Drugs & Medical Products                                  0.8
Office Equipment                                          0.8
Consulting Services                                       0.5
Technology                                                0.5
Telecommunication Services                                0.5
Transportation                                            0.4
Short Term Investment                                     1.5
Other assets less liabilities                             0.4
                                                        -----
TOTAL                                                   100.0%
                                                        =====

VALUE SMALL CAP FUND
================================================================================

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE VALUE SMALL CAP FUND - INITIAL CLASS AND THE RUSSELL 2000 VALUE INDEX*

                      VALUE SMALL CAP   RUSSELL 2000
                           FUND         VALUE INDEX
Jul 17, 2000            $   10,000       $   10,000
Jul 31, 2000            $   10,050       $    9,228
Aug 31, 2000            $   10,420       $    9,932
Sep 30, 2000            $   10,600       $    9,640
Oct 31, 2000            $   10,990       $    9,210
Nov 30, 2000            $   10,830       $    8,264
Dec 31, 2000            $   12,191       $    8,974
Mar 31, 2001            $   11,046       $   11,140
Jun 30, 2001            $   13,205       $   12,450
Sep 30, 2001            $   11,238       $   10,789
Dec 31, 2001            $   13,278       $   12,592
Mar 31, 2002            $   14,270       $   13,785
Jun 30, 2002            $   13,173       $   13,493
Sep 30, 2002            $   10,212       $   10,620
Dec 31, 2002            $   10,541       $   11,143
Mar 31, 2003            $    9,905       $   10,578
Jun 30, 2003            $   12,111       $   12,981
Sep 30, 2003            $   13,017       $   13,984
Dec 31, 2003            $   14,928       $   16,273
Mar 31, 2004            $   16,000       $   17,399
Jun 30, 2004            $   16,074       $   17,546
Sep 30, 2004            $   15,738       $   17,573
Dec 31, 2004            $   17,680       $   19,894
Mar 31, 2005            $   16,320       $   19,103
Jun 30, 2005            $   16,819       $   20,072

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2005**

                                                                                  LIFE OF
                                            SIX MONTHS   ONE YEAR   THREE YEARS   FUND***
                                            ----------   --------   -----------   --------
INITIAL CLASS SHARES
Value Small Cap Fund                          (4.87%)       4.64%       8.45%      11.06%
Russell 2000 Value Index                       0.90%       14.39%      14.15%      15.08%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The Russell 2000 Value Index is an unmanaged, marketweighted total return index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 companies with the smallest market capitalizations from the Russell 3000 Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Value Small Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2005.

MANAGEMENT'S DISCUSSION & ANALYSIS
================================================================================

BLUE CHIP MID CAP FUND (SUBADVISED BY WELLINGTON MANAGEMENT CO., LLP)

The Blue Chip Mid Cap Fund returned 4.91% for the six months ended June 30, 2005 outperforming the 3.85% return for S&P MidCap 400 Index.

The Fund benefited from strong stock selection within Energy and Financials. Negative stock selection was, for the most part, confined to the Health Care sector. The Fund's overweight allocation to the top performing Energy sector also positively contributed to performance. However, this was offset by the negative impact of underweight positions in Utilities and Consumer Staples.

Key contributors to relative performance within Energy included Premcor and EOG Resources. Independent refiner Premcor rose sharply on a takeover announcement by Valero Energy, another domestic refiner. EOG Resources benefited from soaring energy prices as the price of oil reached another record high, eclipsing $60 during the second quarter. Specialty-retailer Abercrombie & Fitch rose on very strong and broad-based same-store sales results.

Elan detracted most from relative performance as the stock plunged after its much-heralded multiple sclerosis drug Tysabri was associated with patient deaths. Other stocks hurting performance included automobile supplier Lear as the stock was negatively impacted by reduction in automobile production levels and rising material costs; and gambling concern Wynn Resorts, which pulled back on speculation that its properties in Las Vegas and Macau may not live up to investors' lofty expectations.

There were notable headwinds during the first six months of 2005, including surging oil prices and slowing earnings growth. The threat of inflation appears to be waning, although the Federal Reserve maintains its measured approach to raising rates. Mid cap stocks led large caps and small caps for the first half of the year when measured using the S&P MidCap 400, S&P 500 and Russell 2000 Indexes. Within the S&P MidCap 400 Index, Energy, Utilities, and Consumer Staples were among the best-performing sectors, while Information Technology, Industrials, and Materials declined.

BLUE CHIP MID CAP FUND
================================================================================

TOP TEN EQUITY HOLDINGS
AT JUNE 30, 2005

                                          % OF NET ASSETS
                                          ---------------
Abercrombie & Fitch Co.                          2.5%
D.R.Horton, Inc.                                 2.3
Jabil Circuit, Inc.                              2.3
Pixar                                            2.2
Legg Mason, Inc.                                 2.2
Noble Corp.                                      2.0
GlobalSantaFe Corp.                              1.8
Amdocs Ltd.                                      1.8
EOG Resources, Inc.                              1.6
General Growth Properties, Inc.                  1.5

INDUSTRY WEIGHTINGS
AT JUNE 30, 2005

                                          % OF NET ASSETS
                                          ---------------
Energy                                          10.7%
Software & Services                              8.4
Healthcare Equipment & Services                  7.8
Retailing                                        7.3
Diversified Financials                           6.5
Consumer Durables & Apparel                      6.3
Technology Hardware & Equipment                  6.2
Media                                            5.7
Banks                                            5.6
Capital Goods                                    5.1
Insurance                                        4.6
Commercial Services & Supplies                   3.5
Consumer Services                                3.5
Real Estate                                      3.4
Materials                                        3.2
Utilities                                        3.0
Pharmaceuticals & Biotechnology                  2.5
Telecommunication Services                       2.5
Automobiles & Components                         1.3
Transportation                                   1.1
Semiconductors & Semiconductor Equipment         0.8
Food, Beverages & Tobacco                        0.7
Short Term Investment                            0.4
Other assets less liabilities                   (0.1)
                                               -----
TOTAL                                          100.0%
                                               =====

BLUE CHIP MID CAP FUND
================================================================================

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BLUE CHIP MID CAP FUND - INITIAL CLASS AND THE S&P MIDCAP 400 INDEX*

                      BLUE CHIP MID CAP     S&P MIDCAP 400
                            FUND                 INDEX
Sep 1, 1999              $   10,000          $   10,000
Sep 30, 1999             $    9,700          $    9,691
Dec 31, 1999             $   12,707          $   11,357
Mar 31, 2000             $   15,610          $   12,798
Jun 30, 2000             $   15,187          $   12,376
Sep 30, 2000             $   16,768          $   13,879
Dec 31, 2000             $   15,879          $   13,345
Mar 31, 2001             $   13,918          $   11,907
Jun 30, 2001             $   15,446          $   13,474
Sep 30, 2001             $   12,790          $   11,242
Dec 31, 2001             $   15,366          $   13,264
Mar 31, 2002             $   16,004          $   14,156
Jun 30, 2002             $   14,910          $   12,838
Sep 30, 2002             $   12,243          $   10,714
Dec 31, 2002             $   13,075          $   11,339
Mar 31, 2003             $   12,813          $   10,836
Jun 30, 2003             $   15,127          $   12,747
Sep 30, 2003             $   15,663          $   13,586
Dec 31, 2003             $   17,794          $   15,378
Mar 31, 2004             $   18,273          $   16,156
Jun 30, 2004             $   18,433          $   16,313
Sep 30, 2004             $   18,319          $   15,970
Dec 31, 2004             $   20,667          $   17,913
Mar 31, 2005             $   20,484          $   17,842
Jun 30, 2005             $   21,681          $   18,602

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2005**

                                                                                              LIFE OF
                                            SIX MONTHS   ONE YEAR   THREE YEARS   FIVE YEAR   FUND***
                                            ----------   --------   -----------   ---------   --------
INITIAL CLASS SHARES
Blue Chip Mid Cap Fund                         4.91%       17.63%      13.29%       7.38%     14.19%
S&P MidCap 400 Index                           3.85%       14.03%      13.16%       8.49%     11.23%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor's MidCap 400 Index is a capitalization-weighted index that measures the mid-range sector of the U.S. stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Blue Chip Mid Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from September 1, 1999 (commencement of operations) to June 30, 2005.

EXPENSE INFORMATION
JUNE 30, 2005 (UNAUDITED)
================================================================================

INFORMATION ABOUT YOUR FUND'S EXPENSES
All mutual funds incur ongoing operating expenses, including management fees and administrative services, among others. The following tables are intended to increase your understanding of the ongoing costs of investing in each Fund. The following examples are based on the investment of $1,000 at the beginning of the period and held for the entire period, January 1, 2005 to June 30, 2005. Expense information does not include any insurance charges imposed in connection with your variable insurance contract.

ACTUAL EXPENSES: The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During the Period".

HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES): The second section of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Funds with the hypothetical examples that appear in the shareholder reports of other mutual funds.

EXPENSE INFORMATION

SUN CAPITAL ALL CAP FUND

                                  BEGINNING      ENDING
                                  ACCOUNT        ACCOUNT      EXPENSES
                                   VALUE          VALUE      PAID DURING
                                  1/1/2005      6/30/2005    THE PERIOD*
                                 -----------   -----------   -----------
ACTUAL
Initial Class                    $  1,000.00   $    939.90   $      4.33
Service Class                    $  1,000.00   $    938.70   $      5.53
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Initial Class                    $  1,000.00   $  1,020.33   $      4.51
Service Class                    $  1,000.00   $  1,019.09   $      5.76

SUN CAPITAL MONEY MARKET FUND

                                  BEGINNING      ENDING
                                   ACCOUNT       ACCOUNT       EXPENSES
                                    VALUE         VALUE      PAID DURING
                                  1/1/2005      6/30/2005    THE PERIOD*
                                 -----------   -----------   -----------
ACTUAL
Initial Class                    $  1,000.00   $  1,011.00   $      2.49
Service Class                    $  1,000.00   $  1,004.20   $      3.73
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Initial Class                    $  1,000.00   $  1,022.32   $      2.51
Service Class                    $  1,000.00   $  1,021.08   $      3.76

SC DAVIS VENTURE VALUE FUND

                                  BEGINNING      ENDING
                                   ACCOUNT       ACCOUNT       EXPENSES
                                    VALUE         VALUE      PAID DURING
                                  1/1/2005      6/30/2005    THE PERIOD*
                                 -----------   -----------   -----------
ACTUAL
Initial Class                    $  1,000.00   $  1,014.10   $      4.49
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Initial Class                    $  1,000.00   $  1,020.33   $      4.51

SC BLUE CHIP MID CAP FUND

                                  BEGINNING      ENDING
                                   ACCOUNT       ACCOUNT       EXPENSES
                                    VALUE         VALUE      PAID DURING
                                  1/1/2005      6/30/2005    THE PERIOD*
                                 -----------   -----------   -----------
ACTUAL
Initial Class                    $  1,000.00   $  1,049.10   $      5.08
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Initial Class                    $  1,000.00   $  1,019.84   $      5.01

SUN CAPITAL INVESTMENT GRADE BOND FUND

                                  BEGINNING      ENDING
                                   ACCOUNT       ACCOUNT       EXPENSES
                                    VALUE         VALUE      PAID DURING
                                  1/1/2005      6/30/2005    THE PERIOD*
                                 -----------   -----------   -----------
ACTUAL
Initial Class                    $  1,000.00   $  1,021.60   $      3.76
Service Class                    $  1,000.00   $  1,020.50   $      5.01
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Initial Class                    $  1,000.00   $  1,021.08   $      3.76
Service Class                    $  1,000.00   $  1,019.84   $      5.01

SUN CAPITAL REAL ESTATE FUND

                                  BEGINNING      ENDING
                                   ACCOUNT       ACCOUNT       EXPENSES
                                    VALUE         VALUE      PAID DURING
                                  1/1/2005      6/30/2005    THE PERIOD*
                                 -----------   -----------   -----------
ACTUAL
Initial Class                    $  1,000.00   $  1,033.70   $      5.55
Service Class                    $  1,000.00   $  1,032.40   $      6.80
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Initial Class                    $  1,000.00   $  1,019.34   $      5.51
Service Class                    $  1,000.00   $  1,018.10   $      6.76

SC VALUE SMALL CAP FUND

                                  BEGINNING      ENDING
                                   ACCOUNT       ACCOUNT       EXPENSES
                                    VALUE         VALUE      PAID DURING
                                  1/1/2005      6/30/2005    THE PERIOD*
                                 -----------   -----------   -----------
ACTUAL
Initial Class                    $  1,000.00   $    951.30   $      4.84
HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)
Initial Class                    $  1,000.00   $  1,019.84   $      5.01

  * For each class of the Fund, expenses are equal to the six month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The annualized six month expense ratio was 0.90%, 1.15%, 0.75%, 1.00%, 0.50%, 0.75%, 1.10%, 1.35%,
     0.90%, 1.00%, 1.00% for the All Cap Fund - Initial Class, All Cap Fund - Service Class, Investment Grade Bond Fund - Initial Class, Investment Grade Bond Fund - Service Class, Money Market Fund - Initial Class, Money Market Fund - Service Class, Real Estate Fund - Initial Class, Real Estate Fund - Service Class, Davis Venture Value Fund - Initial Class, Value Small Cap Fund - Initial Class, Blue Chip Mid Cap Fund - Initial Class, respectively.

ALL CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCK - 98.8%
AUTO PARTS - 0.3%
Exide Technologies*                                                         4,130   $      20,068
                                                                                    -------------
BANKS - 5.2%
Bank of America Corp.                                                       3,501         159,680
New York Community Bancorp, Inc.                                            6,775         122,763
Wells Fargo & Co.                                                           1,108          68,231
                                                                                    -------------
                                                                                          350,674
                                                                                    -------------
BIOTECHNOLOGY - 8.3%
Amgen, Inc.*                                                                2,208         133,495
Chiron Corp.*                                                               4,257         148,527
ImClone Systems, Inc.*                                                      4,204         130,198
MedImmune, Inc.*                                                            5,435         145,223
                                                                                    -------------
                                                                                          557,443
                                                                                    -------------
BROADCASTING - RADIO/TV - 2.3%
Clear Channel Communications, Inc.                                          4,933         152,578
                                                                                    -------------
BUILDING & CONSTRUCTION - 1.7%
Dycom Industries, Inc.*                                                     5,895         116,780
                                                                                    -------------
CABLE & SATELLITE OPERATORS - 1.9%
Comcast Corp. Class A*                                                      4,088         125,502
                                                                                    -------------
CABLE TV SERVICES - 2.6%
EchoStar Communications Corp.
  Class A                                                                   5,686         171,433
                                                                                    -------------
COMMERCIAL SERVICES - 2.2%
Iron Mountain, Inc.*                                                        4,703         145,887
                                                                                    -------------
COMPUTERS & BUSINESS EQUIPMENT - 1.9%
Brocade Communications
  Systems, Inc.*                                                           33,278         129,119
                                                                                    -------------
COSMETICS & TOILETRIES - 4.4%
Proctor & Gamble Co.                                                        1,630          85,982
Revlon, Inc. Class A*                                                      67,414         206,961
                                                                                    -------------
                                                                                          292,943
                                                                                    -------------
ELECTRICAL EQUIPMENT - 3.7%
Agere Systems, Inc.*                                                       11,341         136,092
Vicor Corp.                                                                 8,307         112,975
                                                                                    -------------
                                                                                          249,067
                                                                                    -------------
ENERGY - 5.0%
Calpine Corp.*                                                             75,387         256,316
Reliant Energy, Inc.*                                                       6,185          76,570
                                                                                    -------------
                                                                                          332,886
                                                                                    -------------
ENTERTAINMENT - 3.1%
Blockbuster, Inc. Class A                                                  12,684   $     115,678
Six Flags, Inc.*                                                           19,640          91,326
                                                                                    -------------
                                                                                          207,004
                                                                                    -------------
FIBER OPTICS - 2.2%
JDS Uniphase Corp.*                                                        95,412         145,026
                                                                                    -------------
FINANCE - 3.8%
CIT Group, Inc.                                                             3,389         145,625
Knight Capital Group, Inc.*                                                14,276         108,783
                                                                                    -------------
                                                                                          254,408
                                                                                    -------------
FINANCIAL SERVICES - 6.6%
American Express Co.                                                        2,637         140,368
JPMorgan Chase & Co.                                                        3,954         139,655
The Goldman Sachs Group, Inc.                                               1,600         163,232
                                                                                    -------------
                                                                                          443,255
                                                                                    -------------
FOOD, BEVERAGES & TOBACCO - 2.1%
Sara Lee Corp.                                                              7,107         140,938
                                                                                    -------------
INDUSTRIAL - 3.3%
UNOVA, Inc.*                                                                8,356         222,520
                                                                                    -------------
MEDICAL DEVICES - 2.8%
Boston Scientific Corp.*                                                    6,960         187,920
                                                                                    -------------
MEDICAL PRODUCTS - 2.0%
Biogen Idec, Inc.*                                                          3,917         134,941
                                                                                    -------------
OIL & GAS - EXPLORATION & PRODUCTION - 4.1%
ChevronTexaco Corp.                                                         1,514          84,663
Exxon Mobil Corp.                                                           3,330         191,375
                                                                                    -------------
                                                                                          276,038
                                                                                    -------------
PHARMACEUTICALS & BIOTECHNOLOGY - 2.5%
Millennium Pharmaceuticals, Inc.*                                          18,172         168,454
                                                                                    -------------
PHOTO EQUIPMENT - 2.5%
Eastman Kodak Co.                                                           6,318         169,638
                                                                                    -------------
PIPELINES - 2.8%
Dynegy, Inc. Class A*                                                      38,971         189,399
                                                                                    -------------
RETAIL - 2.9%
Family Dollar Stores, Inc.                                                  4,316         112,648
Wal-Mart Stores, Inc.                                                       1,760          84,832
                                                                                    -------------
                                                                                          197,480
                                                                                    -------------
TELECOMMUNICATIONS - 2.0%
Avaya, Inc.*                                                               15,853         131,897
                                                                                    -------------

See Notes to Financial Statements.

ALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 10.1%
Arris Group, Inc.*                                                         15,185   $     132,261
C-Cor.net Corp.*                                                           13,525          92,646
Lucent Technologies, Inc.*                                                 67,721         197,068
MRV Communications, Inc.*                                                  41,877          90,873
Tellabs, Inc.*                                                             18,902         164,448
                                                                                    -------------
                                                                                          677,296
                                                                                    -------------
TOYS & AMUSEMENTS - 1.0%
Leapfrog Enterprises, Inc.*                                                 5,980          67,574
                                                                                    -------------
TRANSPORTATION - 2.3%
GATX Corp.                                                                  4,451         153,560
                                                                                    -------------
WASTE MANAGEMENT - 3.2%
Clean Harbors, Inc.*                                                        9,895         214,524
                                                                                    -------------
TOTAL INVESTMENTS - 98.8%
   (cost $6,611,127)                                                                    6,626,252
Other assets less liabilities - 1.2%                                                       81,142
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $   6,707,394
                                                                                    =============

*  Non-income producing security

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                        (000)           VALUE
-------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 1.5%
Airplanes Pass Through
  Trust Series D
  10.88%, 3/15/19 (3)                                               $         494   $       9,877
California Infrastructure
  Development
  6.42%, 9/25/08                                                               95          96,637
Peco Energy Transition Trust
  6.13%, 3/1/09                                                               750         788,099
                                                                                    -------------
Total Asset Backed Securities
  (cost $1,194,555)                                                                       894,613
                                                                                    -------------
CORPORATE DEBT OBLIGATIONS - 37.9%
AUTOMOTIVE - 1.7%
Delphi Corp.
  6.55%, 6/15/06                                                              500         486,250
General Motors Corp.
  7.13%, 7/15/13                                                              600         537,000
                                                                                    -------------
                                                                                        1,023,250
                                                                                    -------------
BROADCASTING/MEDIA - 3.9%
Clear Channel
  Communications, Inc.
  5.75%, 1/15/13                                                              280         273,590
Continental Cablevision, Inc.
  9.50%, 8/1/13                                                               975       1,025,237
Time Warner Entertainment Co.
  10.15%, 5/1/12                                                              800       1,034,205
                                                                                    -------------
                                                                                        2,333,032
                                                                                    -------------
BUILDING CONSTRUCTION - 2.6%
Centex Corp.
  7.35%, 4/4/06                                                               135         137,531
D.R. Horton, Inc.
  5.63%, 9/15/14                                                              750         748,919
KB Home & Broad Home Corp.
  6.38%, 8/15/11                                                              650         676,425
                                                                                    -------------
                                                                                        1,562,875
                                                                                    -------------
ELECTRIC UTILITIES - 3.6%
Allegheny Energy Supply
  Co. LLC
  8.25%, 4/15/12 (1)                                                          750         840,000
CenterPoint Energy, Inc.
  6.85%, 6/1/15                                                               525         587,296
Potomac Edison Co.
  5.35%, 11/15/14 (1)                                               $         500   $     520,734
PSEG Energy Holdings, Inc.
  8.50%, 6/15/11                                                              200         218,000
                                                                                    -------------
                                                                                        2,166,030
                                                                                    -------------
FINANCIAL SERVICES - 2.4%
Morgan Stanley
  4.75%, 4/1/14                                                               500         492,584
Noble Group Ltd.
  6.63%, 3/17/15 (1)                                                        1,000         923,235
                                                                                    -------------
                                                                                        1,415,819
                                                                                    -------------
FOODS - 1.0%
Delhaize America, Inc.
  8.13%, 4/15/11                                                              500         560,792
                                                                                    -------------
GAMING - 2.7%
Caesars Entertainment, Inc.
  7.00%, 4/15/13                                                              400         444,000
MGM Mirage, Inc.
  8.50%, 9/15/10                                                              600         666,000
Mohegan Tribal Gaming
  Authority
  6.88%, 2/15/15 (1)                                                          500         511,250
                                                                                    -------------
                                                                                        1,621,250
                                                                                    -------------
GAS & PIPELINE UTILITIES - 1.5%
Dynegy Holdings, Inc.
  6.88%, 4/1/11                                                               200         197,500
Enterprise Products Operating L.P.
  5.60%, 10/15/14                                                             700         720,336
                                                                                    -------------
                                                                                          917,836
                                                                                    -------------
HEALTH SERVICES - 1.7%
Medco Health Solutions, Inc.
  7.25%, 8/15/13                                                              650         731,703
WellPoint, Inc.
  5.00%, 12/15/14                                                             300         306,331
                                                                                    -------------
                                                                                        1,038,034
                                                                                    -------------
INSURANCE - 1.6%
Assurant, Inc.
  5.63%, 2/15/14                                                              400         420,965
Liberty Mutual Group, Inc.
  7.00%, 3/15/34 (1)                                                          500         526,199
                                                                                    -------------
                                                                                          947,164
                                                                                    -------------

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                        (000)           VALUE
-------------------------------------------------------------------------------------------------
OIL - 2.2%
Amerada Hess Corp.
  7.88%, 10/1/29                                                    $         500   $     631,752
Pemex Finance Ltd.
  9.03%, 2/15/11                                                              600         674,202
                                                                                    -------------
                                                                                        1,305,954
                                                                                    -------------
PAPER - 1.1%
Abitibi-Consolidated, Inc.
  5.25%, 6/20/08                                                              650         624,000
                                                                                    -------------
REAL ESTATE - 4.6%
Commercial Net Lease Realty
  6.25%, 6/15/14                                                              750         795,396
  7.13%, 3/15/08                                                              600         630,601
Reckson Operating Partnership
  5.15%, 1/15/11                                                              700         710,340
Shurgard Storage Centers, Inc.
  5.88%, 3/15/13                                                              600         609,777
                                                                                    -------------
                                                                                        2,746,114
                                                                                    -------------
RETAIL - 0.6%
Controladora Comercial
  Mexicana S.A. de C.V
  6.63%, 6/1/15 (1)                                                           325         328,900
                                                                                    -------------
SOVEREIGN - 1.6%
Aries Vermogensverwaltungs
  Series C
  9.60%, 10/25/14 (1)                                                         750         972,188
                                                                                    -------------
TELECOMMUNICATIONS - 3.2%
America Movil S.A. de C.V
  5.50%, 3/1/14                                                               325         324,974
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                               500         700,819
Intelsat
  6.50%, 11/1/13                                                              260         210,600
Sprint Capital Corp.
  6.90%, 5/1/19                                                               600         687,174
                                                                                    -------------
                                                                                        1,923,567
                                                                                    -------------
TOBACCO - 1.4%
Altria Group, Inc.
  7.00%, 11/4/13                                                              750         839,324
                                                                                    -------------
TRANSPORTATION - 0.5%
Continental Airlines, Inc.
  6.41%, 4/15/07                                                    $          44   $      40,414
  8.05%, 5/1/22                                                               244         245,576
                                                                                    -------------
                                                                                          285,990
                                                                                    -------------
Total Corporate Debt Obligations
  (cost $21,394,683)                                                                   22,612,119
                                                                                    -------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES - 5.7%
Commercial Mortgage Asset
  Trust Series 1999-C1 Class F
  6.25%, 1/17/32 (1)                                                          400         433,158
CS First Boston Mortgage
  Securities Corp.
  Series 2000-C1 Class A2
  7.55%, 4/15/62                                                              400         449,354
GMAC Commercial Mortgage
  Securities, Inc.
  Series 2003-C1 Class A2
  4.08%, 5/10/36                                                              800         781,833
  4.22%, 4/10/40                                                              220         219,674
Greenwich Capital Commercial
  Funding Corp.
  Series 2005-GG3 Class A4
  4.80%, 8/10/42                                                              200         203,530
GS Mortgage Securities Corp.
  2005-GG4 Class AJ
  4.78%, 7/10/39                                                              700         705,925
LB-UBS Commercial Mortgage
  Trust Series 2002-C2 Class A1
  3.83%, 6/15/26                                                              363         362,443
Wachovia Bank Comercial
  Mortgage Trust
  Series 2003-C9 Class A2
  3.96%, 12/15/35                                                             235         232,800
                                                                                    -------------
Total Commercial Mortgage
  Backed Securities
  (cost $3,244,356)                                                                     3,388,717
                                                                                    -------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 52.6%
Federal Home Loan Mortgage
  3.00%, 9/29/06 (2)                                                        2,000       1,976,422
  4.75%, 10/11/12                                                           2,500       2,502,733
  4.75%, 8/1/32 (2)                                                           579         588,308
  5.00%, 9/1/19                                                               477         482,256

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                        (000)           VALUE
-------------------------------------------------------------------------------------------------
  5.00%, 11/1/19                                                    $         994   $   1,005,312
  5.00%, TBA                                                                1,000         997,812
  5.50%, 10/1/17                                                              286         294,114
  5.50%, 11/1/17                                                              552         567,239
  5.50%, 9/15/28                                                              600         616,951
  5.50%, 6/1/33                                                               494         501,623
  5.50%, TBA                                                                  500         506,875
  5.75%, 4/15/08 (2)                                                        1,250       1,312,180
  6.00%, 1/1/17                                                               255         263,174
  6.00%, 2/1/29                                                                29          30,162
  6.50%, 10/1/16                                                              204         211,835
  6.50%, 11/1/16                                                               17          17,492
  6.50%, 9/1/34                                                               639         661,372
  6.50%, 4/1/35 (2)                                                           783         810,949
  7.00%, 11/1/29                                                               52          54,274
  7.00%, 1/1/31                                                                30          31,066
  7.00%, 4/1/31                                                                 9           9,949
  7.00%, 8/1/31                                                               164         172,374
  7.50%, 3/1/30                                                                16          17,023
  7.50%, 12/1/30                                                               38          40,193
  9.00%, 11/1/06                                                                1             515
Federal National Mortgage Assn.
  4.50%, 6/1/19                                                             1,754       1,747,102
  5.00%, 6/1/18                                                               644         651,775
  5.00%, TBA                                                                2,100       2,112,469
  5.50%, 12/1/32                                                            1,653       1,677,882
  5.50%, TBA                                                                2,000       2,026,876
  6.00%, 12/1/13                                                               21          22,144
  6.00%, 11/1/16                                                               29          30,294
  6.00%, 1/25/32                                                            1,233       1,286,796
  6.00%, 8/1/34                                                               750         769,180
  6.00%, 11/1/34                                                              500         512,735
  6.00%, 4/1/35                                                             1,212       1,242,706
  8.00%, 8/1/30                                                                 7           7,570
Government National
  Mortgage Assn.
  5.50%, TBA                                                                1,100       1,123,032
  6.00%, 8/15/16                                                              105         108,823
  6.50%, 9/15/31                                                              152         158,740
  6.50%, 3/15/32                                                              213         222,198
  6.50%, 9/15/32                                                              228         238,741
  6.50%, 10/15/32                                                             266         277,863
  7.00%, 12/15/14                                                              36          38,391
  7.00%, 2/15/28                                                               39          41,694
  7.50%, 3/15/30                                                               30          31,670
  7.50%, 9/15/30                                                               91          97,545
Tennessee Valley Authority
  Series A
  5.63%, 1/18/11                                                              200         214,939
U.S. Treasury Notes
  3.00%, 7/15/12 (2)                                                $         703   $     772,526
  4.25%, 11/15/14 (2)                                                       1,900       1,944,606
  4.38%, 8/15/12 (2)                                                          375         388,916
                                                                                    -------------
Total U.S. Government
  Agency Obligations
  (cost $31,149,591)                                                                   31,419,416
                                                                                    -------------
SHORT TERM INVESTMENTS - 12.8%
COMMERCIAL PAPER - 11.3%
American Express Credit Corp.
  3.02%, 7/8/05                                                               991         991,000
Barclays US Funding Corp.
  3.13%, 7/11/05                                                            1,550       1,548,652
Dupont (E. I.) de Nemours & Co.
  3.14%, 8/8/05                                                             2,085       2,078,090
UBS Finance, Inc.
  3.03%, 7/1/05                                                             2,100       2,100,000
                                                                                    -------------
                                                                                        6,717,742
                                                                                    -------------

                                                                       SHARES
                                                                    -------------
MUTUAL FUNDS - 1.5%
Federated Prime Obligation                                                902,282         902,282
SSGA Money Market Fund                                                          7               7
                                                                                    -------------
                                                                                          902,289
                                                                                    -------------
Total Short Term Investments
  (cost $7,620,031)                                                                     7,620,031
                                                                                    -------------
TOTAL INVESTMENTS - 110.5%
  (cost $64,603,216)                                                                   65,934,896
Other assets less
  liabilities - (10.5)%                                                                (6,267,783)
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $  59,667,113
                                                                                    =============

TBA = to be announced
(1) Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 these securities amounted to $5,055,665, representing 8.47% of net assets.
(2) Security or portion of the security has been designated as collateral for TBA securities.
(3)  Security is in default.

See Notes to Financial Statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                        (000)           VALUE
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 83.9%
American Express Credit Corp.
  3.02%, 7/8/05                                                     $       4,714   $   4,714,000
American General Finance Corp.
  3.20%, 8/4/05 (1)                                                         4,903       4,888,182
Barclays US Funding Corp.
  3.25%, 8/24/05                                                            4,685       4,662,161
CIT Group, Inc.
  3.08%, 7/15/05                                                            1,395       1,393,329
Citicorp
  3.08%, 7/29/05                                                            4,600       4,600,000
Coca-Cola Co.
  3.13%, 7/11/05                                                            4,715       4,710,901
Diageo Capital PLC
  3.21%, 7/7/05 (1)                                                         4,715       4,712,477
Dupont (E. I.) de Nemours & Co.
  3.22%, 8/9/05                                                             4,000       3,986,047
FCAR Owner Trust
  3.12%, 8/3/05                                                             2,950       2,941,563
General Electric Capital Corp.
  3.21%, 8/12/05                                                            4,833       4,833,000
HSBC Finance Corp.
  3.11%, 8/1/05                                                             4,900       4,886,878
Merrill Lynch & Co., Inc.
  3.08%, 7/7/05                                                             3,300       3,298,306
Morgan Stanley Dean Witter & Co.
  3.12%, 7/1/05                                                             1,020       1,020,000
  3.25%, 8/22/05                                                            2,225       2,214,555
National Rural Utilities
  Cooperative Finance Corp.
  3.16%, 7/18/05                                                            4,800       4,792,837
PepsiCo, Inc.
  3.06%, 7/29/05 (1)                                                        4,800       4,788,576
Province of British Columbia
  3.26%, 10/11/05                                                           5,000       4,953,817
SBC Communications, Inc.
  3.09%, 7/5/05 (1)                                                         2,700       2,699,073
  3.27%, 7/19/05 (1)                                                        2,000       1,996,730
The Goldman Sachs Group, Inc.
  3.23%, 7/20/05                                                            4,770       4,761,868
The Procter & Gamble Co.
  3.07%, 7/25/05 (1)                                                        4,945       4,934,879
Thunder Bay Funding, Inc.
  3.03%, 7/15/05 (1)                                                        1,600       1,598,115
  3.10%, 7/12/05 (1)                                                        2,000       1,998,105
  3.12%, 7/18/05 (1)                                                        1,690       1,687,510
Toyota Credit de Puerto Rico
  3.11%, 8/2/05                                                             2,200       2,193,918
UBS Finance, Inc.
  3.10%, 7/22/05                                                    $       4,900   $   4,891,139
Wal-Mart Stores, Inc.
  3.18%, 8/8/05 (1)                                                         1,435       1,430,183
  3.22%, 7/26/05 (1)                                                        1,700       1,696,199
  3.23%, 8/30/05 (1)                                                        1,575       1,566,521
                                                                                    -------------
Total Commercial Paper
  (amortized cost $98,850,869)                                                         98,850,869
                                                                                    -------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 13.7%
Federal Home Loan Mortgage
  3.00%, 7/19/05                                                            4,000       3,994,000
  3.13%, 7/19/05                                                            2,190       2,186,573
Federal National
  Mortgage Association
  2.91%, 7/6/05                                                             1,000         999,596
  2.98%, 7/20/05                                                            2,000       1,996,854
  3.01%, 7/18/05                                                            5,000       4,992,893
United States Treasury Bills
  3.04%, 9/29/05                                                            2,000       1,984,800
                                                                                    -------------
Total U.S. Government
  Agency Obligations
  (amortized cost $16,154,716)                                                         16,154,716
                                                                                    -------------

                                                                       SHARES
                                                                    -------------
MUTUAL FUNDS - 2.6%
Federated Prime Obligation                                              3,087,830       3,087,830
SSGA Money Market Fund                                                      1,349           1,349
                                                                                    -------------
Total Mutual Funds
  (amortized cost $3,089,179)                                                           3,089,179
                                                                                    -------------
TOTAL INVESTMENTS - 100.2%
  (cost $118,094,764)                                                                 118,094,764
Other assets less
  liabilities - (0.2)%                                                                   (224,830)
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $ 117,869,934
                                                                                    =============

(1)Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 these securities amounted to $33,996,550, representing 28.84% of net assets.

See Notes to Financial Statements.

REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 96.0%
APARTMENTS - 14.8%
Archstone-Smith Trust                                                     191,051   $   7,378,389
AvalonBay Communities, Inc.                                                44,735       3,614,588
BRE Properties, Inc.                                                      149,174       6,242,932
Equity Residential Properties
  Trust                                                                    92,962       3,422,861
                                                                                    -------------
                                                                                       20,658,770
                                                                                    -------------
BANKS - 3.7%
New York Community
  Bancorp, Inc.                                                           285,581       5,174,728
                                                                                    -------------
DIVERSIFIED - 8.0%
iStar Financial, Inc.                                                     111,894       4,653,671
Vornado Realty Trust                                                       80,554       6,476,542
                                                                                    -------------
                                                                                       11,130,213
                                                                                    -------------
HOTELS & RESTAURANTS - 9.7%
Hilton Hotels Corp.                                                       200,162       4,773,864
Host Marriott Corp.                                                       231,895       4,058,162
MeriStar Hospitality Corp.*                                               553,518       4,760,255
                                                                                    -------------
                                                                                       13,592,281
                                                                                    -------------
MORTGAGE - 2.2%
Gramercy Capital Corp.                                                    127,854       3,127,309
                                                                                    -------------
OFFICE - 17.6%
Alexandria Real Estate
  Equities, Inc.                                                           89,145       6,547,700
American Financial Realty Trust                                           449,332       6,910,726
Reckson Associates Realty Corp.                                           153,449       5,148,214
SL Green Realty Corp.                                                      91,915       5,928,518
                                                                                    -------------
                                                                                       24,535,158
                                                                                    -------------
REGIONAL MALLS - 14.0%
Macerich Co.                                                              116,508       7,811,861
Pennsylvania Real Estate
  Investment Trust                                                        104,057       4,942,707
Simon Property Group, Inc.                                                 93,097       6,748,602
                                                                                    -------------
                                                                                       19,503,170
                                                                                    -------------
SHOPPING CENTERS - 12.8%
Developers Diversified
  Realty Corp.                                                            144,324       6,633,131
Kimco Realty Corp.                                                         98,958       5,829,616
Regency Centers Corp.                                                      94,400       5,399,680
                                                                                    -------------
                                                                                       17,862,427
                                                                                    -------------
STORAGE - 5.5%
Shurgard Storage Centers, Inc.
  Class A                                                                 167,053   $   7,677,756
                                                                                    -------------
WAREHOUSE & INDUSTRIAL - 7.7%
EastGroup Properties, Inc.                                                116,063       4,887,413
ProLogis Trust                                                            146,682       5,902,484
                                                                                    -------------
                                                                                       10,789,897
                                                                                    -------------
Total Real Estate Investment Trusts
  (cost $106,667,280)                                                                 134,051,709
                                                                                    -------------

                                                                       AMOUNT
                                                                        (000)
                                                                    -------------
SHORT-TERM INVESTMENTS - 3.9%
COMMERCIAL PAPER - 1.0%
Dupont (E. I.) de Nemours & Co.
  3.14%, 8/08/05                                                    $       1,400       1,395,360
                                                                                    -------------

                                                                        SHARES
                                                                    -------------
MUTUAL FUNDS - 2.9%
Federated Prime Obligation                                              4,009,215       4,009,215
                                                                                    -------------
Total Short-Term Investments
  (amortized cost $5,404,575)                                                           5,404,575
                                                                                    -------------
TOTAL INVESTMENTS - 99.9%
  (cost $112,071,855)                                                                 139,456,284
Other assets less
  liabilities - 0.1%                                                                      116,300
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $ 139,572,584
                                                                                    =============

* Non-income producing security

See Notes to Financial Statements.

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                   COUNTRY
                                                    CODE                   SHARES       VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCK - 98.1%
AUTO EQUIPMENT & SERVICES - 0.7%
Harley - Davidson, Inc.                                                     7,900   $     391,840
                                                                                    -------------
BANKING S & L - 11.4%
Fifth Third Bancorp                                                        11,900         490,399
Golden West
  Financial Corp.                                                          25,500       1,641,690
HSBC Holdings PLC                                    GB                   115,068       1,835,966
Lloyds TSB Group
  PLC ADR                                                                  11,800         401,790
State Street Corp.                                                          2,100         101,325
Wells Fargo & Co.                                                          25,700       1,582,606
                                                                                    -------------
                                                                                        6,053,776
                                                                                    -------------
BUILDING MATERIALS - 1.6%
Martin Marietta
  Materials, Inc.                                                           7,000         483,840
Vulcan Materials Co.                                                        5,900         383,441
                                                                                    -------------
                                                                                          867,281
                                                                                    -------------
COMMERCIAL SERVICES - 1.1%
D&B Corp.*                                                                  9,300         573,345
                                                                                    -------------
COMMUNICATION SERVICES - 3.2%
Comcast Corp. Class A
  Special*                                                                 56,700       1,698,165
                                                                                    -------------
COMPUTERS - 1.8%
Hewlett-Packard Co.                                                        11,900         279,769
Lexmark International, Inc.
  Class A*                                                                 10,600         687,198
                                                                                    -------------
                                                                                          966,967
                                                                                    -------------
CONSUMER PRODUCTS & SERVICES - 8.3%
Altria Group, Inc.                                                         40,800       2,638,128
H&R Block, Inc.                                                            17,400       1,015,290
Iron Mountain, Inc.*                                                       23,500         728,970
                                                                                    -------------
                                                                                        4,382,388
                                                                                    -------------
COSMETICS & TOILETRIES - 0.2%
Avon Products, Inc.                                                         3,300         124,905
                                                                                    -------------
DIVERSIFIED INTERESTS & HOLDINGS - 0.4%
Rentokil Initial PLC                                 GB                    73,700         211,071
                                                                                    -------------
DIVERSIFIED MANUFACTURING - 4.2%
Tyco International Ltd.                                                    76,330   $   2,228,836
                                                                                    -------------
ENERGY SOURCES - 2.2%
Devon Energy Corp.                                                         23,300       1,180,844
                                                                                    -------------
FINANCIAL SERVICES - 15.1%
American Express Co.                                                       55,900       2,975,557
Citigroup, Inc.                                                            30,033       1,388,425
JPMorgan Chase & Co.                                                       55,396       1,956,587
Moody's Corp.                                                              15,200         683,392
Morgan Stanley                                                              7,500         393,525
Providian Financial Corp.*                                                  9,500         167,485
Takefuji Corp.                                       JP                     6,300         426,021
                                                                                    -------------
                                                                                        7,990,992
                                                                                    -------------
FOOD, BEVERAGES & RESTAURANTS - 3.2%
Diageo PLC ADR                                                             12,100         717,530
Heineken Holding NV                                  NL                    15,125         422,706
The Hershey Co.                                                             9,000         558,900
                                                                                    -------------
                                                                                        1,699,136
                                                                                    -------------
HEALTH CARE FACILITIES - 1.7%
HCA, Inc.                                                                  15,900         901,053
                                                                                    -------------
HOUSEHOLD DURABLES - 0.2%
Hunter Douglas NV                                    NL                     1,600          80,005
                                                                                    -------------
INSURANCE - 17.8%
American International
  Group, Inc.                                                              44,000       2,556,400
Aon Corp.                                                                  13,400         335,536
Berkshire Hathaway, Inc.
  Class A*                                                                     25       2,087,500
Loews Corp.                                                                13,600       1,054,000
Markel Corp.*                                                                 140          47,460
Marsh & McLennan
  Cos., Inc.                                                               16,000         443,200
The Chubb Corp.                                                             2,100         179,781
The Principal Financial
  Group, Inc.                                                               4,200         175,980
The Progressive Corp.                                                      18,400       1,818,104
Transatlantic
  Holdings, Inc.                                                           12,687         708,188
                                                                                    -------------
                                                                                        9,406,149
                                                                                    -------------
INTERNET SOFTWARE & SERVICES - 0.5%
IAC/ InterActiveCorp*                                                      10,000         240,500
                                                                                    -------------

See Notes to Financial Statements.

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                   COUNTRY
                                                    CODE                   SHARES       VALUE
-------------------------------------------------------------------------------------------------
MULTIMEDIA - 1.4%
Lagardere S.C.A.                                     FR                     9,800   $     726,212
NTL, Inc.*                                                                    400          27,368
                                                                                    -------------
                                                                                          753,580
                                                                                    -------------
OIL & GAS - 8.4%
ConocoPhillips                                                             25,728       1,479,103
EOG Resources, Inc.                                                        19,700       1,118,960
Occidental
  Petroleum Corp.                                                          18,000       1,384,740
Transocean, Inc.*                                                           8,500         458,745
                                                                                    -------------
                                                                                        4,441,548
                                                                                    -------------
PACKAGING - 2.4%
Sealed Air Corp.*                                                          25,700       1,279,603
                                                                                    -------------
PHARMACEUTICALS - 2.7%
Cardinal Health, Inc.                                                      11,000         633,380
Caremark Rx, Inc.*                                                          1,100          48,972
Eli Lilly & Co.                                                             8,700         484,677
Novartis AG                                          CH                     5,200         247,494
                                                                                    -------------
                                                                                        1,414,523
                                                                                    -------------
PUBLISHING - 0.5%
Gannett, Inc.                                                               3,500         248,955
                                                                                    -------------
REAL ESTATE - 1.6%
CenterPoint Properties
  Trust                                                                    20,396         862,751
                                                                                    -------------
RETAILING - 3.5%
Costco Wholesale Corp.                                                     36,000       1,613,520
Wal-Mart Stores, Inc.                                                       5,200         250,640
                                                                                    -------------
                                                                                        1,864,160
                                                                                    -------------
SOFTWARE - 0.9%
Microsoft Corp.                                                            18,600         462,024
                                                                                    -------------
TELECOMMUNICATIONS - 1.0%
Nokia Corp. ADR                                                             9,500         158,080
SK Telecom Co., Ltd.
  ADR                                                                      11,000         224,400
Telewest Global, Inc.*                                                      5,700         129,846
                                                                                    -------------
                                                                                          512,326
                                                                                    -------------
TRANSPORTATION - 1.2%
China Merchants Holdings
  International Co. Ltd.                             HK                    80,000         155,428
Cosco Pacific Ltd.                                   HK                    70,000         135,998
Kuehne & Nagel
  International AG                                   CH                       100   $      21,205
United Parcel Services,
  Inc. Class B                                                              4,600         318,136
                                                                                    -------------
                                                                                          630,767
                                                                                    -------------
WHOLESALE & RETAIL - 0.9%
AutoZone, Inc.*                                                             4,900         453,054
                                                                                    -------------
Total Common Stock
  (cost $41,107,095)                                                                   51,920,544
                                                                                    -------------

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                        (000)
                                                                    -------------
SHORT TERM INVESTMENT - 0.8%
REPURCHASE AGREEMENT - 0.8%
State Street Bank and Trust Company
  3.25%, 7/1/05 (collateralized by $420,000 Federal National
  Mortgage Association, 4.25%, 05/15/09, with a value of
  $431,906, total to be received $420,038)
  (amortized cost $420,000)                                         $         420         420,000
                                                                                    -------------
TOTAL INVESTMENTS - 98.9%
  (cost $41,527,095)                                                                   52,340,544
Other assets less liabilities - 1.1%                                                      562,566
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $  52,903,110
                                                                                    =============

* Non-income producing security
ADR = American Depositary Receipt
CH = Switzerland
FR = France
GB = Great Britain
HK = Hong Kong
JP = Japan
NL = Netherlands

See Notes to Financial Statements.

VALUE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCK - 98.1%
AUTO EQUIPMENT & SERVICES - 1.3%
Midas, Inc.*                                                               47,000   $   1,081,000
                                                                                    -------------
AUTOMOTIVE - 3.4%
Keystone Automotive
  Industries, Inc.*                                                        69,000       1,706,370
LKQ Corp.*                                                                 43,800       1,189,170
                                                                                    -------------
                                                                                        2,895,540
                                                                                    -------------
BUILDING/CONSTRUCTION & SUPPLIES - 1.1%
ElkCorp                                                                    31,000         885,050
                                                                                    -------------
BUILDING & CONSTRUCTION - 5.6%
Astec Industries, Inc.*                                                   128,700       2,984,553
Dycom Industries, Inc.*                                                    37,700         746,837
 Granite Construction, Inc.                                                35,000         983,500
                                                                                    -------------
                                                                                        4,714,890
                                                                                    -------------
BUSINESS SERVICES - 1.6%
Certegy, Inc.                                                              34,100       1,303,302
                                                                                    -------------
CHEMICALS - 1.6%
Cytec Industries, Inc.                                                     14,800         589,040
OM Group, Inc.*                                                            32,200         795,018
                                                                                    -------------
                                                                                        1,384,058
                                                                                    -------------
COMMERCIAL SERVICES - 2.4%
Chemed Corp.                                                               16,600         678,608
Wright Express Corp.*                                                      71,600       1,322,452
                                                                                    -------------
                                                                                        2,001,060
                                                                                    -------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
SOURCECORP, Inc.*                                                          46,000         911,720
                                                                                    -------------
COMPUTERS & BUSINESS EQUIPMENT - 1.0%
Insight Enterprises, Inc.*                                                 42,900         865,722
                                                                                    -------------
COMPUTER SERVICES - 1.2%
Tier Technologies, Inc.*                                                  122,000       1,028,460
                                                                                    -------------
COMPUTER SOFTWARE - 2.1%
Parametric Technology Corp.*                                              108,900         694,782
Renaissance Learning, Inc.                                                 51,000       1,035,300
                                                                                    -------------
                                                                                        1,730,082
                                                                                    -------------
CONSULTING SERVICES - 0.5%
BearingPoint, Inc.*                                                        61,000         447,130
                                                                                    -------------
DIVERSIFIED MANUFACTURING - 4.1%
Actuant Corp. Class A*                                                     34,700   $   1,663,518
Blount International, Inc.*                                                72,700       1,213,363
TTM Technologies, Inc.*                                                    76,500         582,165
                                                                                    -------------
                                                                                        3,459,046
                                                                                    -------------
DRUGS & MEDICAL PRODUCTS - 0.8%
NeoPharm, Inc.*                                                            63,300         632,367
                                                                                    -------------
ELECTRICAL ENGINEERING - 1.5%
EMCOR Group, Inc.*                                                         25,500       1,246,950
                                                                                    -------------
ENERGY - 1.6%
MDU Resources Group, Inc.                                                  46,593       1,312,525
                                                                                    -------------
FINANCIAL SERVICES - 15.2%
Affiliated Managers Group, Inc.*                                           21,000       1,434,930
BISYS Group, Inc.*                                                        106,200       1,586,628
CapitalSource, Inc.*                                                       37,500         736,125
First State Bancorporation                                                 67,982       1,311,373
Hancock Holding Co.                                                        43,500       1,496,400
Pacific Capital Bancorp                                                    36,400       1,349,712
Piper Jaffray Cos., Inc.*                                                  27,900         848,997
Prosperity Bancshares, Inc.                                                53,700       1,536,357
Signature Bank*                                                            30,900         753,960
Texas Regional Bancshares,
  Inc. Class A                                                             56,400       1,719,072
                                                                                    -------------
                                                                                       12,773,554
                                                                                    -------------
FOOD SERVICES - 2.2%
Performance Food Group Co.*                                                61,000       1,842,810
                                                                                    -------------
HEALTH CARE FACILITIES - 1.0%
Genesis HealthCare Corp.*                                                  18,000         833,040
                                                                                    -------------
HOTELS - 1.1%
La Quinta Corp.*                                                          100,000         933,000
                                                                                    -------------
INSURANCE - 3.5%
Delphi Financial Group, Inc.
  Class A                                                                  31,500       1,390,725
Triad Guaranty, Inc.*                                                      31,500       1,587,285
                                                                                    -------------
                                                                                        2,978,010
                                                                                    -------------
INTERNET SOFTWARE & SERVICES - 2.5%
Digitas, Inc.*                                                             77,800         887,698
E.piphany, Inc.*                                                          103,000         358,440
eResearch Technology, Inc.*                                                63,000         843,570
                                                                                    -------------
                                                                                        2,089,708
                                                                                    -------------

See Notes to Financial Statements.

VALUE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                           SHARES       VALUE
-------------------------------------------------------------------------------------------------
LEASING - 1.9%
Mobile Mini, Inc.*                                                         46,300   $   1,596,424
                                                                                    -------------
MEDICAL & DENTAL INSTRUMENTS &
  SUPPLIES - 1.2%
Abaxis, Inc.*                                                              93,100       1,012,928
                                                                                    -------------
MEDICAL PRODUCTS - 1.9%
Intermagnetics General Corp.*                                              16,600         510,616
Martek Biosciences Corp.*                                                  15,200         576,840
 Northfield Laboratories, Inc.*                                            38,300         548,073
                                                                                    -------------
                                                                                        1,635,529
                                                                                    -------------
OFFICE EQUIPMENT - 0.8%
Interface, Inc. Class A*                                                   82,200         661,710
                                                                                    -------------
OIL - EXPLORATION & PRODUCTION - 2.1%
Range Resources Corp.                                                      64,000       1,721,600
                                                                                    -------------
OIL & GAS - DRILLING EQUIPMENT - 3.9%
FMC Technologies, Inc.*                                                    51,000       1,630,470
Universal Compression
  Holdings, Inc.*                                                          45,900       1,663,416
                                                                                    -------------
                                                                                        3,293,886
                                                                                    -------------
PROPERTY CASUALTY INSURANCE - 1.3%
Tower Group, Inc.                                                          71,100       1,111,293
                                                                                    -------------
REAL ESTATE - 10.5%
Capital Automotive Real Estate
  Investment Trust                                                         45,300       1,729,101
Feldman Mall Properties, Inc.                                             101,700       1,418,715
Lexington Corporate Properties
  Trust                                                                    26,200         636,922
MHI Hospitality Corp.                                                     131,600       1,276,520
Nationwide Health
  Properties, Inc.                                                         55,000       1,298,550
Newcastle Investment Corp.                                                 34,500       1,040,175
Spirit Finance Corp.                                                      120,100       1,411,175
                                                                                    -------------
                                                                                        8,811,158
                                                                                    -------------
RESTAURANTS - 1.5%
Ruby Tuesday, Inc.                                                         49,100       1,271,690
                                                                                    -------------
RETAIL - 5.5%
Aeropostale, Inc.*                                                         26,700         897,120
Cache, Inc.*                                                               57,400         953,988
Pacific Sunwear of
  California, Inc.*                                                        39,300         903,507
School Specialty, Inc.*                                                    20,900         971,850
West Marine, Inc.*                                                         51,100         922,866
                                                                                    -------------
                                                                                        4,649,331
                                                                                    -------------
SEMICONDUCTORS - 2.2%
Brooks Automation, Inc.*                                                   45,200   $     671,220
Fairchild Semiconductor
  International, Inc. Class A*                                             37,900         559,025
Mattson Technology, Inc.*                                                  80,900         579,244
                                                                                    -------------
                                                                                        1,809,489
                                                                                    -------------
TECHNOLOGY - 0.5%
ScanSource, Inc.*                                                          10,000         429,400
                                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT - 0.9%
CommScope, Inc.*                                                           41,600         724,256
                                                                                    -------------
TELECOMMUNICATION SERVICES - 0.5%
Iowa Telecommunication
  Services, Inc.                                                           21,400         401,250
                                                                                    -------------
TRANSPORTATION - 0.4%
Universal Truckload
  Services, Inc.*                                                          22,000         371,580
                                                                                    -------------
TRUCKING & SHIPPING - 3.2%
SCS Transportation, Inc.*                                                  48,000         854,400
Wabash National Corp.                                                      74,100       1,795,443
                                                                                    -------------
                                                                                        2,649,843
                                                                                    -------------
WATER/SEWER - 1.0%
Southwest Water Co.                                                        71,820         849,630
                                                                                    -------------
WHOLESALE - 2.4%
Hughes Supply, Inc.                                                        20,800         584,480
NuCo2, Inc.*                                                               54,200       1,391,314
                                                                                    -------------
                                                                                        1,975,794
                                                                                    -------------
Total Common Stock
  (cost $73,073,447)                                                                   82,325,815
                                                                                    -------------

See Notes to Financial Statements.

VALUE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                        (000)           VALUE
-------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT - 1.5%
REPURCHASE AGREEMENT - 1.5%
State Street Bank and Trust Company
  1.40%, 7/01/05
  (collateralized by $1,231,000
  U.S. Treasury Bonds,
  3.625%, 06/30/07, with
  a value of $1,258,425,
  total to be received $1,231,048)
  (amortized cost $1,231,000)                                       $       1,231   $   1,231,000
                                                                                    -------------
TOTAL INVESTMENTS - 99.6%
  (cost $74,304,447)                                                                   83,556,815
Other assets less
  liabilities - 0.4%                                                                      322,085
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $  83,878,900
                                                                                    =============

*  Non-income producing security

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                   COUNTRY
                                                    CODE                   SHARES       VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCK - 99.7%
AUTOMOBILES & COMPONENTS - 1.3%
BorgWarner, Inc.                                                            8,900   $     477,663
Johnson Controls, Inc.                                                     12,800         721,024
                                                                                    -------------
                                                                                        1,198,687
                                                                                    -------------
BANKS - 5.6%
City National Corp.                                                        15,300       1,097,163
Countrywide Financial
  Corp.                                                                    32,900       1,270,269
Golden West Financial
  Corp.                                                                    16,000       1,030,080
UnionBanCal Corp.                                                          12,300         823,116
Webster Financial Corp.                                                    16,100         751,709
                                                                                    -------------
                                                                                        4,972,337
                                                                                    -------------
CAPITAL GOODS - 5.1%
Alliant Techsystems,
  Inc.*                                                                     3,800         268,280
Fastenal Co.                                                               19,100       1,170,066
Oshkosh Truck Corp.                                                        12,000         939,360
Paccar, Inc.                                                               14,250         969,000
Precision Castparts
  Corp.                                                                     9,400         732,260
Rockwell Collins, Inc.                                                     10,700         510,176
Rolls Royce Group
  PLC*                                              GB                  6,940,150          12,442
                                                                                    -------------
                                                                                        4,601,584
                                                                                    -------------
COMMERCIAL SERVICES & SUPPLIES - 3.5%
Equifax, Inc.                                                              36,100       1,289,131
Monster Worldwide,
  Inc.*                                                                    33,400         957,912
Robert Half International,
  Inc.                                                                     36,200         903,914
                                                                                    -------------
                                                                                        3,150,957
                                                                                    -------------
CONSUMER DURABLES & APPAREL - 6.3%
Centex Corp.                                                                9,800         692,566
Coach, Inc.*                                                               34,300       1,151,451
D.R.Horton, Inc.                                                           53,866       2,025,900
Geox SpA                                            IT                     34,266         286,052
Lennar Corp.                                                                9,940         630,693
Mohawk Industries,
  Inc.*                                                                    10,000         825,000
                                                                                    -------------
                                                                                        5,611,662
                                                                                    -------------
CONSUMER SERVICES - 3.5%
Apollo Group, Inc.
  Class A*                                                                  6,000   $     469,320
Education Management
  Corp.*                                                                   36,100       1,217,653
Harrah's Entertainment,
  Inc.                                                                     13,000         936,910
Wynn Resorts Ltd.*                                                         11,200         529,424
                                                                                    -------------
                                                                                        3,153,307
                                                                                    -------------
DIVERSIFIED FINANCIALS - 6.5%
Blackrock, Inc. Class A                                                    10,500         844,725
E*Trade Financial
  Corp.*                                                                    2,500          34,975
Eaton Vance Corp.                                                          37,800         903,798
Legg Mason, Inc.                                                           18,750       1,952,062
Providian Financial
  Corp.*                                                                   61,000       1,075,430
State Street Corp.                                                         20,600         993,950
                                                                                    -------------
                                                                                        5,804,940
                                                                                    -------------
ENERGY - 10.7%
Cameco Corp.                                                               26,200       1,172,450
Chesapeake Energy
  Corp.                                                                    43,600         994,080
EOG Resources, Inc.                                                        25,300       1,437,040
GlobalSantaFe Corp.                                                        39,500       1,611,600
Nabors Industries Ltd.*                                                    14,300         866,866
Noble Corp.                                                                28,300       1,740,733
Premcor, Inc.                                                              13,000         964,340
Santos Ltd.                                         AU                     91,762         791,161
                                                                                    -------------
                                                                                        9,578,270
                                                                                    -------------
FOOD, BEVERAGES & TOBACCO - 0.7%
Constellation Brands, Inc.
  Class A*                                                                 21,200         625,400
                                                                                    -------------
HEALTHCARE EQUIPMENT & SERVICES - 7.8%
Coventry Health Care,
  Inc.*                                                                    16,100       1,139,075
DaVita, Inc.*                                                              25,100       1,141,548
Edwards Lifesciences
  Corp.*                                                                   17,100         735,642
Manor Care, Inc.                                                           27,400       1,088,602
McKesson Corp.                                                             11,900         533,001
PacifiCare Health
  Systems, Inc.*                                                           15,200       1,086,040

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                   COUNTRY
                                                    CODE                   SHARES       VALUE
-------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                    18,000   $     958,860
The Cooper Cos., Inc.                                                       4,800         292,128
                                                                                    -------------
                                                                                        6,974,896
                                                                                    -------------
INSURANCE - 4.6%
Assurant, Inc.                                                             20,900         754,490
 Brown & Brown, Inc.                                                        7,400         332,556
Everest Re Group Ltd.                                                       7,600         706,800
Gallagher Arthur J. &
  Co.                                                                      24,000         651,120
Marsh & McLennan Cos.,
  Inc.                                                                     20,200         559,540
White Mountains
  Insurance Group Ltd.                                                      1,720       1,085,148
                                                                                    -------------
                                                                                        4,089,654
                                                                                    -------------
MATERIALS - 3.2%
Cemex S. A. de C.V
  ADR                                                                      28,679       1,216,563
Rohm & Haas Co.                                                            16,600         769,244
Scotts Miracle-Gro Co.
  Class A*                                                                 12,200         868,762
                                                                                    -------------
                                                                                        2,854,569
                                                                                    -------------
MEDIA - 5.7%
Cablevision Systems
  Corp. Class A*                                                           12,600         405,720
E.W. Scripps Co.
  Class A                                                                  20,100         980,880
EchoStar
  Communications
  Corp. Class A*                                                           32,200         970,830
Lamar Advertising Co.
  Class A*                                                                 18,850         806,214
Pixar*                                                                     39,200       1,961,960
                                                                                    -------------
                                                                                        5,125,604
                                                                                    -------------
PHARMACEUTICALS & BIOTECHNOLOGY - 2.5%
Cephalon, Inc.*                                                            13,900         553,359
IVAX Corp.*                                                                28,100         604,150
Millennium
  Pharmaceuticals*                                                         59,400         550,638
OSI Pharmaceuticals,
  Inc.*                                                                    13,100         535,397
                                                                                    -------------
                                                                                        2,243,544
                                                                                    -------------
REAL ESTATE - 3.4%
General Growth
  Properties, Inc.                                                         32,500   $   1,335,425
Host Marriott Corp.                                                        67,200       1,176,000
iStar Financial, Inc.                                                      12,100         503,239
                                                                                    -------------
                                                                                        3,014,664
                                                                                    -------------
RETAILING - 7.3%
Abercrombie & Fitch
  Co. Class A                                                              32,800       2,253,360
Aeropostale, Inc.*                                                         14,500         487,200
Chico's FAS, Inc.*                                                         27,000         925,560
Michaels Stores, Inc.                                                      31,200       1,290,744
Pacific Sunwear of
  California, Inc.*                                                        13,100         301,169
PETsMART, Inc.                                                             18,700         567,545
Ross Stores, Inc.                                                          25,600         740,096
                                                                                    -------------
                                                                                        6,565,674
                                                                                    -------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT - 0.8%
Analog Devices, Inc.                                                       18,600         693,966
                                                                                    -------------
SOFTWARE & SERVICES - 8.4%
Alliance Data Systems
  Corp.*                                                                   27,300       1,107,288
Amdocs Ltd.*                                                               59,400       1,569,942
Certegy, Inc.                                                              14,000         535,080
CheckFree Corp.*                                                           18,400         626,704
Cognizant Technology
  Solutions Corp.
  Class A*                                                                 15,600         735,228
Electronic Arts, Inc.*                                                     15,700         888,777
Fiserv, Inc.*                                                              24,900       1,069,455
The BISYS Group,
  Inc.*                                                                    62,900         939,726
                                                                                    -------------
                                                                                        7,472,200
                                                                                    -------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
CDW Corp.                                                                  22,300       1,273,107
Jabil Circuit, Inc.*                                                       65,500       2,012,815
Network Appliance, Inc.*                                                   29,100         822,657
Polycom, Inc.*                                                              6,100          90,951
SanDisk Corp.*                                                             40,300         956,319
Zebra Technologies
  Corp. Class A*                                                            7,800         341,562
                                                                                    -------------
                                                                                        5,497,411
                                                                                    -------------

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                   COUNTRY
                                                    CODE                   SHARES       VALUE
-------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 2.5%
American Tower Corp.
  Class A*                                                                 52,400   $   1,101,448
Citizens
  Communications Co.                                                       86,000       1,155,840
                                                                                    -------------
                                                                                        2,257,288
                                                                                    -------------
TRANSPORTATION - 1.1%
C.H. Robinson Worldwide,
  Inc.                                                                     11,400         663,480
Expeditors International
  of Washington, Inc.                                                       6,700         333,727
                                                                                    -------------
                                                                                          997,207
                                                                                    -------------
UTILITIES - 3.0%
Cinergy Corp.                                                              25,100       1,124,982
Energy East Corp.                                                          21,700         628,866
Wisconsin Energy
  Corp.                                                                    23,000         897,000
                                                                                    -------------
                                                                                        2,650,848
                                                                                    -------------
Total Common Stock
  (cost $71,657,786)                                                                   89,134,669
                                                                                    -------------

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                        (000)
                                                                    -------------
SHORT TERM INVESTMENT - 0.4%
REPURCHASE AGREEMENT - 0.4%
State Street Bank and Trust Company 3.00%, 7/1/05
  (collateralized by $301,000 U.S. Treasury Notes,
  1.625%, 09/30/05, with a value of $310,042, total
  to be received $301,025) (amortized cost $301,000)                $         301         301,000
                                                                                    -------------
TOTAL INVESTMENTS - 100.1%
  (cost $71,958,785)                                                                   89,435,669
Liabilities in excess of
  other assets - (0.1%)                                                                   (48,998)
                                                                                    -------------
NET ASSETS - 100.0%                                                                 $  89,386,671
                                                                                    =============

* Non-income producing security
ADR = American Depositary Receipt
AU = Australia
GB = Great Britain
IT = Italy

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
================================================================================

                                                    ALL CAP       INVESTMENT GRADE   MONEY MARKET       REAL ESTATE
                                                     FUND             BOND FUND          FUND               FUND
                                                --------------    ----------------   --------------    --------------
ASSETS
Investment in securities, at value              $    6,626,252    $     65,934,896   $  118,094,764    $  139,456,284
Cash                                                       752              11,807           24,603                --
Interest and dividends receivable                        3,008             565,885           36,578           458,772
Receivable for Fund shares sold                            464               4,935              118            86,193
Receivable for investments sold                        344,288                  --               --                --
Receivable due from adviser                             30,234                  --               --                --
Other assets                                               647              30,537            8,734            13,415
                                                --------------    ----------------   --------------    --------------
Total Assets                                         7,005,645          66,548,060      118,164,797       140,014,664
                                                --------------    ----------------   --------------    --------------
LIABILITIES
Payable for investments purchased                      203,983           6,776,625               --                --
Payable for Fund shares redeemed                         2,394              18,164          166,852            87,447
Due to Custodian                                        61,000                  --               --                --
Adviser fee payable                                         --              45,028           77,884           281,066
Distribution fee payable                                   791               1,130               31            19,005
Accrued expenses and other liabilities                  30,083              40,000           50,096            54,562
                                                --------------    ----------------   --------------    --------------
Total Liabilities                                      298,251           6,880,947          294,863           442,080
                                                --------------    ----------------   --------------    --------------
NET ASSETS                                      $    6,707,394    $     59,667,113   $  117,869,934    $  139,572,584
                                                ==============    ================   ==============    ==============
COMPOSITION OF NET ASSETS
Paid-in Capital                                      6,034,809          57,428,545      117,871,291        90,839,425
Undistributed (distributions in excess of)
  net investment income                                 (6,685)              9,019               --         5,830,477
Accumulated net realized gain (loss) on
  investments                                          664,145             897,869           (1,357)       15,518,253
Net unrealized appreciation (depreciation)
  of investments and foreign currency
  transactions                                          15,125           1,331,680               --        27,384,429
                                                --------------    ----------------   --------------    --------------
                                                $    6,707,394    $     59,667,113   $  117,869,934    $  139,572,584
                                                ==============    ================   ==============    ==============
INITIAL CLASS
  Net Assets                                         5,458,543          57,148,546      117,663,944       104,461,665
  Share of Beneficial Interest                         465,545           5,674,510      117,665,301         5,315,802
  Net asset value per share                     $        11.73    $          10.07   $         1.00    $        19.65
                                                ==============    ================   ==============    ==============
SERVICE CLASS
  Net Assets                                         1,248,851           2,518,567          205,990        35,110,919
  Share of Beneficial Interest                         104,559             248,362          205,990         1,693,507
  Net asset value per share                     $        11.94    $          10.14   $         1.00    $        20.73
                                                ==============    ================   ==============    ==============
Investments in securities, at cost              $    6,611,127    $     64,603,216   $  118,094,764    $  112,071,855
                                                ==============    ================   ==============    ==============

                                                                                     BLUE CHIP
                                                DAVIS VENTURE    VALUE SMALL CAP      MID CAP
                                                  VALUE FUND          FUND              FUND
                                                -------------    ---------------   --------------
ASSETS
Investment in securities, at value              $  52,340,544    $    83,556,815   $   89,435,669
Cash                                                    1,359                697              213
Interest and dividends receivable                      81,856            107,502           52,598
Receivable for Fund shares sold                         1,506                 80            1,067
Receivable for investments sold                       870,773            587,069          711,253
Receivable due from adviser                                --                 --               --
Other assets                                            3,715              5,523            6,675
                                                -------------    ---------------   --------------
Total Assets                                       53,299,753         84,257,686       90,207,475
                                                -------------    ---------------   --------------
LIABILITIES
Payable for investments purchased                     296,614             90,978          628,619
Payable for Fund shares redeemed                          271            104,189           13,498
Due to Custodian                                           --                 --               --
Adviser fee payable                                    66,553            141,709          131,318
Distribution fee payable                                   --                 --               --
Accrued expenses and other liabilities                 33,205             41,910           47,369
                                                -------------    ---------------   --------------
Total Liabilities                                     396,643            378,786          820,804
                                                -------------    ---------------   --------------
NET ASSETS                                      $  52,903,110    $    83,878,900   $   89,386,671
                                                =============    ===============   ==============
COMPOSITION OF NET ASSETS
Paid-in Capital                                    46,395,055         64,190,281       61,829,851
Undistributed (distributions in excess of)
  net investment income                               638,433             29,029          123,811
Accumulated net realized gain (loss) on
  investments                                      (4,943,683)        10,407,222        9,956,167
Net unrealized appreciation (depreciation)
  of investments and foreign currency
  transactions                                     10,813,305          9,252,368       17,476,842
                                                -------------    ---------------   --------------
                                                $  52,903,110    $    83,878,900   $   89,386,671
                                                =============    ===============   ==============
INITIAL CLASS
  Net Assets                                       52,903,110         83,878,900       89,386,671
  Share of Beneficial Interest                      4,914,037          5,797,888        4,698,825
  Net asset value per share                     $       10.77    $         14.47   $        19.02
                                                =============    ===============   ==============
SERVICE CLASS
  Net Assets                                               --                 --               --
  Share of Beneficial Interest                             --                 --               --
  Net asset value per share                     $          --    $            --   $           --
                                                =============    ===============   ==============
Investments in securities, at cost              $  41,527,095    $    74,304,447   $   71,958,785
                                                =============    ===============   ==============

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)    SUN CAPITAL ADVISERS TRUST
================================================================================

                                                   ALL CAP        INVESTMENT GRADE     MONEY MARKET      REAL ESTATE
                                                    FUND              BOND FUND            FUND              FUND
                                                --------------    ----------------    --------------    --------------
INVESTMENT INCOME
  Interest                                      $          940    $      1,578,939    $    1,656,496    $       77,285
  Dividends                                             28,299                  --                --         2,535,533
                                                --------------    ----------------    --------------    --------------
Total investment income                                 29,239           1,578,939         1,656,496         2,612,818
                                                --------------    ----------------    --------------    --------------
EXPENSES
  Investment advisory fee                               26,743             172,470           305,861           591,634
  Distribution fee                                       1,531               1,699                31            33,486
  Custody and fund accounting                           31,292              39,491            34,560            38,028
  Audit                                                 11,357               9,211             9,212             9,211
  Legal                                                  2,121              15,711            33,545            34,457
  Printing                                                 315               2,578            12,336             8,181
  Administration                                        31,658              31,747            28,437            31,747
  Transfer agency                                        7,500               9,592             5,233            11,109
  Trustees fees                                          8,605               8,605             8,904             9,172
  Insurance                                                811               9,519            16,494            11,986
  Miscellaneous fees                                     1,118               1,509             1,067             3,937
                                                --------------    ----------------    --------------    --------------
Total expenses                                         123,051             302,132           455,680           782,948
                                                --------------    ----------------    --------------    --------------
  Less: Reduction of advisory fees                     (26,743)            (84,845)         (149,788)          (64,412)
        Reimbursement of operating expenses            (60,384)                 --                --                --
                                                --------------    ----------------    --------------    --------------
  Net expenses                                          35,924             217,287           305,892           718,536
                                                --------------    ----------------    --------------    --------------
  NET INVESTMENT INCOME (LOSS)                          (6,685)          1,361,652         1,350,604         1,894,282
                                                --------------    ----------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND FOREIGN
  CURRENCY
  Net realized gain (loss) from investments
    and foreign currency transactions                  544,746             353,361                --         4,820,243
  Net increase (decrease) in unrealized
    appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies               (1,027,131)           (448,943)               --        (1,381,542)
                                                --------------    ----------------    --------------    --------------
Net realized and unrealized gain (loss) on
  investments and foreign currency                    (482,385)            (95,582)               --         3,438,701
                                                --------------    ----------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     (489,070)   $      1,266,070    $    1,350,604    $    5,332,983
                                                ==============    ================    ==============    ==============

                                                                                     BLUE CHIP
                                                DAVIS VENTURE    VALUE SMALL CAP      MID CAP
                                                  VALUE FUND          FUND              FUND
                                                -------------    ---------------   --------------
INVESTMENT INCOME
  Interest                                      $      17,441    $        14,982   $       28,173
  Dividends                                           446,708            423,653          425,762
                                                -------------    ---------------   --------------
Total investment income                               464,149            438,635          453,935
                                                -------------    ---------------   --------------
EXPENSES
  Investment advisory fee                             193,397            328,159          348,808
  Distribution fee                                         --                 --               --
  Custody and fund accounting                          30,503             31,726           67,324
  Audit                                                 9,213              9,213            9,213
  Legal                                                11,760             22,402           23,601
  Printing                                              1,883              3,713            3,572
  Administration                                       26,740             26,753           26,740
  Transfer agency                                       4,457              4,442            4,192
  Trustees fees                                         8,903              8,937            8,903
  Insurance                                             6,572             11,254           11,330
  Miscellaneous fees                                    1,740              2,661            2,707
                                                -------------    ---------------   --------------
Total expenses                                        295,168            449,260          506,390
                                                -------------    ---------------   --------------
  Less: Reduction of advisory fees                    (63,092)           (39,061)         (70,381)
        Reimbursement of operating expenses                --                 --               --
                                                -------------    ---------------   --------------
  Net expenses                                        232,076            410,199          436,009
                                                -------------    ---------------   --------------
  NET INVESTMENT INCOME (LOSS)                        232,073             28,436           17,926
                                                -------------    ---------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND FOREIGN
  CURRENCY
  Net realized gain (loss) from investments
    and foreign currency transactions                 468,748           (681,761)       7,921,361
  Net increase (decrease) in unrealized
    appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                  64,257         (3,822,918)      (3,754,007)
                                                -------------    ---------------   --------------
Net realized and unrealized gain (loss) on
  investments and foreign currency                    533,005         (4,504,679)       4,167,354
                                                -------------    ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     765,078    $    (4,476,243)  $    4,185,280
                                                =============    ===============   ==============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                  ALL CAP FUND                      INVESTMENT GRADE BOND FUND
                                                     -------------------------------------    -------------------------------------
                                                     SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                       JUNE 30, 2005        YEAR ENDED          JUNE 30, 2005        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2004       (UNAUDITED)      DECEMBER 31, 2004
                                                     ----------------    -----------------    ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $         (6,685)   $          16,505    $      1,361,652    $       2,942,252
  Net realized gain (loss) from investments and
    foreign currency transactions                             544,746              745,502             353,361              559,166
  Net increase (decrease) in unrealized
    appreciation (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies                                     (1,027,131)             449,420            (448,943)             202,061
                                                     ----------------    -----------------    ----------------    -----------------
Net increase (decrease) in net assets resulting
  from operations                                            (489,070)           1,211,427           1,266,070            3,703,479
                                                     ----------------    -----------------    ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
  Initial Class                                                    --              (17,942)         (1,325,219)          (2,934,230)
  Service Class                                                    --                 (292)            (30,844)             (19,198)
  Net realized gain on investments
  Initial Class                                                    --             (634,577)                 --             (407,770)
  Service Class                                                    --              (82,287)                 --                   --
                                                     ----------------    -----------------    ----------------    -----------------
Net decrease in net assets from distributions                      --             (735,098)         (1,356,063)          (3,361,198)
                                                     ----------------    -----------------    ----------------    -----------------
SHARE TRANSACTIONS
  Net proceeds from sales                                     769,518            3,999,188           5,355,030            6,694,713
  Net proceeds from reinvestment of distributions                  --              735,098           1,356,064            3,361,199
  Shares redeemed                                          (1,732,693)          (2,133,241)         (5,277,138)         (18,410,276)
                                                     ----------------    -----------------    ----------------    -----------------
Net increase (decrease) in net assets from share
  transactions                                               (963,175)           2,601,045           1,433,956           (8,354,364)
                                                     ----------------    -----------------    ----------------    -----------------
Total increase (decrease) in net assets                    (1,452,245)           3,077,374           1,343,963           (8,012,083)
NET ASSETS
Beginning of period                                         8,159,639            5,082,265          58,323,150           66,335,233
                                                     ----------------    -----------------    ----------------    -----------------
End of period+                                       $      6,707,394    $       8,159,639    $     59,667,113    $      58,323,150
                                                     ================    =================    ================    =================
SHARES OF BENEFICIAL INTEREST
  Shares sold                                                  64,818              328,841             533,926              667,021
  Shares issued to shareholders from reinvestment
    of distributions                                               --               60,306             135,235              336,065
  Shares redeemed                                            (147,238)            (180,360)           (526,032)          (1,843,485)
                                                     ----------------    -----------------    ----------------    -----------------
  Net increase (decrease)                                     (82,420)             208,787             143,129             (840,399)
                                                     ================    =================    ================    =================
+ Includes undistributed net investment
    income (loss)                                    $         (6,685)   $              --    $          9,019    $           3,430
                                                     ================    =================    ================    =================

                                                               MONEY MARKET FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED
                                                       JUNE 30, 2005        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2004
                                                     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $      1,350,604    $         899,562
  Net realized gain (loss) from investments and
    foreign currency transactions                                  --                  (21)
  Net increase (decrease) in unrealized
    appreciation (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies                                             --                   --
                                                     ----------------    -----------------
Net increase (decrease) in net assets resulting
  from operations                                           1,350,604              899,541
                                                     ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
  Initial Class                                            (1,350,307)            (899,562)
  Service Class                                                  (297)                  --
  Net realized gain on investments
  Initial Class                                                    --                   --
  Service Class                                                    --                   --
                                                     ----------------    -----------------
Net decrease in net assets from distributions              (1,350,604)            (899,562)
                                                     ----------------    -----------------
SHARE TRANSACTIONS
  Net proceeds from sales                                  27,180,056          105,203,008
  Net proceeds from reinvestment of distributions           1,350,604              899,562
  Shares redeemed                                         (32,059,489)         (97,707,454)
                                                     ----------------    -----------------
Net increase (decrease) in net assets from share
  transactions                                             (3,528,829)           8,395,116
                                                     ----------------    -----------------
Total increase (decrease) in net assets                    (3,528,829)           8,395,095
NET ASSETS
Beginning of period                                       121,398,763          113,003,668
                                                     ----------------    -----------------
End of period+                                       $    117,869,934    $     121,398,763
                                                     ================    =================
SHARES OF BENEFICIAL INTEREST
  Shares sold                                              27,180,056          105,203,008
  Shares issued to shareholders from reinvestment
    of distributions                                        1,350,604              899,562
  Shares redeemed                                         (32,059,489)         (97,707,453)
                                                     ----------------    -----------------
  Net increase (decrease)                                  (3,528,829)           8,395,117
                                                     ================    =================
+ Includes undistributed net investment
    income (loss)                                    $             --    $              --
                                                     ================    =================

See Notes to Financial Statements.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                REAL ESTATE FUND                     DAVIS VENTURE VALUE FUND
                                                     -------------------------------------    -------------------------------------
                                                     SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                       JUNE 30, 2005        YEAR ENDED          JUNE 30, 2005        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2004       (UNAUDITED)      DECEMBER 31, 2004
                                                     ----------------    -----------------    ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $      1,894,282    $       3,547,608    $        232,073    $         388,721
  Net realized gain (loss) from investments and
    foreign currency transactions                           4,820,243           10,844,617             468,748               21,318
  Net increase (decrease) in unrealized
    appreciation (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies                                     (1,381,542)          16,139,167              64,257            5,244,095
                                                     ----------------    -----------------    ----------------    -----------------
Net increase (decrease) in net assets resulting
  from operations                                           5,332,983           30,531,392             765,078            5,654,134
                                                     ----------------    -----------------    ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
  Initial Class                                                    --           (1,506,234)                 --             (307,156)
  Service Class                                                    --                   --                  --                   --
  Net realized gain on investments
  Initial Class                                                    --           (3,445,312)                 --                   --
  Service Class                                                    --                   --                  --                   --
                                                     ----------------    -----------------    ----------------    -----------------
Net increase(decrease) in net assets from share
  transactions                                                     --           (4,951,546)                 --             (307,156)
                                                     ----------------    -----------------    ----------------    -----------------
SHARE TRANSACTIONS
  Net proceeds from sales                                  20,308,360           33,204,616           4,029,684            6,263,730
  Net proceeds from reinvestment of distributions                  --            4,951,546                  --              307,156
  Shares redeemed                                         (10,259,410)         (18,239,952)         (3,253,341)          (4,770,768)
                                                     ----------------    -----------------    ----------------    -----------------
Net increase (decrease) in net assets from share
  transactions                                             10,048,950           19,916,210             776,343            1,800,118
                                                     ----------------    -----------------    ----------------    -----------------
Total increase (decrease) in net assets                    15,381,933           45,496,056           1,541,421            7,147,096
NET ASSETS
Beginning of period                                       124,190,651           78,694,595          51,361,689           44,214,593
                                                     ----------------    -----------------    ----------------    -----------------
End of period+                                       $    139,572,584    $     124,190,651    $     52,903,110    $      51,361,689
                                                     ================    =================    ================    =================
SHARES OF BENEFICIAL INTEREST
  Shares sold                                               1,092,791            2,036,554             381,362              638,176
  Shares issued to shareholders from reinvestment
    of distributions                                               --              319,867                  --               32,096
  Shares redeemed                                            (554,240)          (1,099,897)           (306,911)            (482,836)
                                                     ----------------    -----------------    ----------------    -----------------
  Net increase (decrease)                                     538,551            1,256,524              74,451              187,436
                                                     ================    =================    ================    =================
+ Includes undistributed net investment
    income (loss)                                    $      5,830,477    $       3,936,195    $        638,433    $         406,360
                                                     ================    =================    ================    =================

                                                             VALUE SMALL CAP FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED
                                                       JUNE 30, 2005        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2004
                                                     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $         28,436    $         (77,973)
  Net realized gain (loss) from investments and
    foreign currency transactions                            (681,761)          12,175,214
  Net increase (decrease) in unrealized
    appreciation (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies                                     (3,822,918)           1,506,611
                                                     ----------------    -----------------
Net increase (decrease) in net assets resulting
  from operations                                          (4,476,243)          13,603,852
                                                     ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
  Initial Class                                                    --                   --
  Service Class                                                    --                   --
  Net realized gain on investments
  Initial Class                                                    --           (6,714,071)
  Service Class                                                    --                   --
                                                     ----------------    -----------------
Net increase(decrease) in net assets from share
  transactions                                                     --           (6,714,071)
                                                     ----------------    -----------------
SHARE TRANSACTIONS
  Net proceeds from sales                                   5,146,042           10,878,442
  Net proceeds from reinvestment of distributions                  --            6,714,071
  Shares redeemed                                          (5,821,603)          (7,278,307)
                                                     ----------------    -----------------
Net increase (decrease) in net assets from share
  transactions                                               (675,561)          10,314,206
                                                     ----------------    -----------------
Total increase (decrease) in net assets                    (5,151,804)          17,203,987
NET ASSETS
Beginning of period                                        89,030,704           71,826,717
                                                     ----------------    -----------------
End of period+                                       $     83,878,900    $      89,030,704
                                                     ================    =================
SHARES OF BENEFICIAL INTEREST
  Shares sold                                                 363,334              747,011
  Shares issued to shareholders from reinvestment
    of distributions                                               --              521,279
  Shares redeemed                                            (417,418)            (523,021)
                                                     ----------------    -----------------
  Net increase (decrease)                                     (54,084)             745,269
                                                     ================    =================
+ Includes undistributed net investment
    income (loss)                                    $         29,029    $             593
                                                     ================    =================

See Notes to Financial Statements.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                                           BLUE CHIP MID CAP FUND
                                                                                   --------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2005          YEAR ENDED
                                                                                      (UNAUDITED)       DECEMBER 31, 2004
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                                                     $          17,926    $         106,020
  Net realized gain (loss) from investments and foreign currency transactions              7,921,361            5,868,324
  Net increase (decrease) in unrealized appreciation (depreciation) on
    investments and translation of assets and liabilities in foreign currencies           (3,754,007)           6,410,294
                                                                                   -----------------    -----------------
Net increase (decrease) in net assets resulting from operations                            4,185,280           12,384,638
                                                                                   -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
  Initial Class                                                                                   --                   --
  Service Class                                                                                   --                   --
  Net realized gain on investments
  Initial Class                                                                                   --                   --
  Service Class                                                                                   --                   --
                                                                                   -----------------    -----------------
Net decrease in net assets from distributions                                                     --                   --
                                                                                   -----------------    -----------------
SHARE TRANSACTIONS
  Net proceeds from sales                                                                  2,973,999           10,461,611
  Net proceeds from reinvestment of distributions                                                 --                   --
  Shares redeemed                                                                         (7,381,301)          (8,906,431)
                                                                                   -----------------    -----------------
Net increase (decrease) in net assets from share transactions                             (4,407,302)           1,555,180
                                                                                   -----------------    -----------------
Total increase (decrease) in net assets                                                     (222,022)          13,939,818
NET ASSETS
Beginning of period                                                                       89,608,693           75,668,875
                                                                                   -----------------    -----------------
End of period+                                                                     $      89,386,671    $      89,608,693
                                                                                   =================    =================
SHARES OF BENEFICIAL INTEREST
  Shares sold                                                                                166,235              654,701
  Shares issued to shareholders from reinvestment of distributions                                --                   --
  Shares redeemed                                                                           (409,935)            (558,946)
                                                                                   -----------------    -----------------
  Net increase (decrease)                                                                   (243,700)              95,755
                                                                                   =================    =================
+ Includes undistributed net investment income (loss)                              $         123,811    $         105,885
                                                                                   =================    =================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

Selected data for a share outstanding throughout each period:

                                                              ALL CAP FUND                                   ALL CAP FUND
                                                          INITIAL CLASS SHARES                           SERVICE CLASS SHARES
                                      -----------------------------------------------------------    -----------------------------
                                      SIX MONTHS                                                     SIX MONTHS
                                        ENDED         YEAR ENDED DECEMBER 31,      FOR THE PERIOD       ENDED       FOR THE PERIOD
                                      06/30/2005     --------------------------      05/1/02* TO     06/30/2005      2/1/2004* TO
                                      (UNAUDITED)        2004           2003         12/31/2002      (UNAUDITED)      12/31/2004
                                      -----------    -----------    -----------    --------------    -----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD  $    12.470    $    11.450    $     7.540    $       10.000    $    12.720    $       12.140
                                      -----------    -----------    -----------    --------------    -----------    --------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)(d)          (0.012)         0.031          0.040             0.020             --             0.004
  Net realized and unrealized
    gain (loss) on investments             (0.728)         2.249          3.943            (2.462)        (0.780)            1.583
                                      -----------    -----------    -----------    --------------    -----------    --------------
  Total from Investment Operations         (0.740)         2.280          3.983            (2.442)        (0.780)            1.587
                                      -----------    -----------    -----------    --------------    -----------    --------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        --         (0.035)        (0.036)           (0.018)            --            (0.004)
  In excess of net investment income           --             --             --                --             --                --
  Net realized gain on investments             --         (1.225)        (0.037)               --             --            (1.003)
  In excess of net realized gain on
    investments                                --             --             --                --             --                --
  Capital                                      --             --             --                --             --                --
                                      -----------    -----------    -----------    --------------    -----------    --------------
  Total distributions                          --         (1.260)        (0.073)           (0.018)            --            (1.007)
                                      -----------    -----------    -----------    --------------    -----------    --------------
NET ASSET VALUE, END OF PERIOD        $    11.730    $    12.470    $    11.450    $        7.540    $    11.940    $       12.720
                                      ===========    ===========    ===========    ==============    ===========    ==============
TOTAL RETURN(b)                             (6.01)%        20.39%         52.89%           (24.43)%        (6.13)%           13.20%
                                      ===========    ===========    ===========    ==============    ===========    ==============
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)     $     5,459    $     7,049    $     5,082    $        1,780    $     1,249    $        1,111
Ratios to average net assets:
  Net expenses(a)(c)(d)                      0.90%          0.90%          0.90%             0.90%          1.15%             1.15%
  Gross expenses(a)(d)                       3.17%          3.42%          5.47%             5.73%          3.47%             4.04%
  Net investment income
    (loss)(a)(c)(d)                         (0.13)%         0.27%          0.70%             0.41%         (0.39)%            0.21%
Portfolio turnover rate                        66%           137%           150%               67%            66%              137%

  *  Commencement of operations
(a)  Annualized for periods of less than one year.
(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Such percentages are after advisory fee waivers and expenses reimbursements.
(d) Does not include any insurance charges imposed in connection with your variable insurance contract.

See Notes to Financial Statements.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

Selected data for a share outstanding throughout each period:

                                                                      INVESTMENT GRADE BOND FUND
                                                                          INITIAL CLASS SHARES
                                             ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                           YEAR ENDED DECEMBER 31,
                                             06/30/2005     -------------------------------------------------------------
                                             (UNAUDITED)       2004         2003         2002         2001         2000
                                             -----------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $    10.090    $  10.020    $   9.630    $   9.680    $   9.600    $   9.340
                                             -----------    ---------    ---------    ---------    ---------    ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(d)                  0.041        0.485        0.514        0.538        0.601        0.626
  Net realized and unrealized gain (loss)
    on investments                                (0.021)       0.139        0.393       (0.050)       0.079        0.260
                                             -----------    ---------    ---------    ---------    ---------    ---------
  Total from Investment Operations                 0.020        0.624        0.907        0.488        0.680        0.886
                                             -----------    ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS FROM:
  Net investment income                           (0.040)      (0.485)      (0.517)      (0.538)      (0.600)      (0.626)
  In excess of net investment income                  --           --           --           --           --           --
  Net realized gain on investments                    --       (0.069)          --           --           --           --
  In excess of net realized gain on
    investments                                       --           --           --           --           --           --
  Capital                                             --           --           --           --           --           --
                                             -----------    ---------    ---------    ---------    ---------    ---------
  Total distributions                             (0.040)      (0.554)      (0.517)      (0.538)      (0.600)      (0.626)
                                             -----------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $    10.070    $  10.090    $  10.020    $   9.630    $   9.680    $   9.600
                                             ===========    =========    =========    =========    =========    =========
TOTAL RETURN(b)                                     2.16%        6.42%        9.63%        5.23%        7.21%        9.86%
                                             ===========    =========    =========    =========    =========    =========
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $    57,149    $  57,619    $  66,335    $  67,679    $  80,999    $  40,376
Ratios to average net assets:
  Net expenses(a)(c)(d)                             0.75%        0.75%        0.75%        0.75%        0.75%        0.75%
  Gross expenses(a)(d)                              1.04%        0.98%        0.88%        0.81%        0.95%        1.31%
  Net investment income (loss)(a)(c)(d)             4.74%        4.81%        5.22%        5.60%        6.11%        6.70%
Portfolio turnover rate                               32%          66%          57%         144%          92%          69%

                                              INVESTMENT GRADE BOND FUND
                                                  SERVICE CLASS SHARES
                                             -----------------------------
                                             SIX MONTHS
                                                ENDED       FOR THE PERIOD
                                             06/30/2005      2/1/2004* TO
                                             (UNAUDITED)      12/31/2004
                                             -----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    10.160    $       10.090
                                             -----------    --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(d)                  0.085             0.424
  Net realized and unrealized gain (loss)
    on investments                                (0.066)            0.070
                                             -----------    --------------
  Total from Investment Operations                 0.019             0.494
                                             -----------    --------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           (0.039)           (0.424)
  In excess of net investment income                  --                --
  Net realized gain on investments                    --                --
  In excess of net realized gain on
    investments                                       --                --
  Capital                                             --                --
                                             -----------    --------------
  Total distributions                             (0.039)           (0.424)
                                             -----------    --------------
NET ASSET VALUE, END OF PERIOD               $    10.140    $       10.160
                                             ===========    ==============
TOTAL RETURN(b)                                     2.05%             5.03%
                                             ===========    ==============
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $     2,519    $          704
Ratios to average net assets:
  Net expenses(a)(c)(d)                             1.00%             1.00%
  Gross expenses(a)(d)                              1.31%             1.26%
  Net investment income (loss)(a)(c)(d)             4.55%             4.58%
Portfolio turnover rate                               32%               66%

  *  Commencement of operations
(a)  Annualized for periods of less than one year.
(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Such percentages are after advisory fee waivers and expenses reimbursements.
(d) Does not include any insurance charges imposed in connection with your variable insurance contract.

See Notes to Financial Statements.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

Selected data for a share outstanding throughout each period:

                                                                                     MONEY MARKET FUND
                                                                                    INITIAL CLASS SHARES
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                     YEAR ENDED DECEMBER 31
                                                         06/30/2005     -----------------------------------------------------------
                                                         (UNAUDITED)       2004         2003         2002        2001        2000
                                                         -----------    ---------    ---------    ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     1.000    $   1.000    $   1.000    $   1.000   $   1.000   $   1.000
                                                         -----------    ---------    ---------    ---------   ---------   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(d)                              0.002        0.007        0.005        0.011       0.035       0.057
  Net realized and unrealized gain (loss) on investments          --           --           --           --          --          --
                                                         -----------    ---------    ---------    ---------   ---------   ---------
  Total from Investment Operations                             0.002        0.007        0.005        0.011       0.035       0.057
                                                         -----------    ---------    ---------    ---------   ---------   ---------
LESS DISTRIBUTIONS FROM:
  Net investment income                                       (0.002)      (0.007)      (0.005)      (0.011)     (0.035)     (0.057)
  In excess of net investment income                              --           --           --           --          --          --
  Net realized gain on investments                                --           --           --           --          --          --
  In excess of net realized gain on investments                   --           --           --           --          --          --
  Capital                                                         --           --           --           --          --          --
                                                         -----------    ---------    ---------    ---------   ---------   ---------
  Total distributions                                         (0.002)      (0.007)      (0.005)      (0.011)     (0.035)     (0.057)
                                                         -----------    ---------    ---------    ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                           $     1.000    $   1.000    $   1.000    $   1.000   $   1.000   $   1.000
                                                         ===========    =========    =========    =========   =========   =========
TOTAL RETURN(b)                                                 1.10%        0.74%        0.55%        1.12%       3.59%       5.90%
                                                         ===========    =========    =========    =========   =========   =========
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                        $   117,664    $ 121,399    $ 113,004    $ 149,363   $ 116,946   $  41,279
Ratios to average net assets:
  Net expenses(a)(c)(d)                                         0.50%        0.65%        0.65%        0.65%       0.65%       0.65%
  Gross expenses(a)(d)                                          0.74%        0.71%        0.65%        0.65%       0.74%       1.22%
  Net investment income (loss)(a)(c)(d)                         2.21%        0.77%        0.56%        1.11%       3.16%       5.83%
Portfolio turnover rate                                          N/A          N/A          N/A          N/A         N/A         N/A

                                                                    MONEY MARKET FUND
                                                                  SERVICE CLASS SHARES
                                                                  --------------------
                                                                     FOR THE PERIOD
                                                                     4/26/2005* TO
                                                                       06/30/2005
                                                                      (UNAUDITED)
                                                                     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $        1.000
                                                                     --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(d)                                             0.002
  Net realized and unrealized gain (loss) on investments                         --
                                                                     --------------
  Total from Investment Operations                                            0.002
                                                                     --------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                      (0.002)
  In excess of net investment income                                             --
  Net realized gain on investments                                               --
  In excess of net realized gain on investments                                  --
  Capital                                                                        --
                                                                     --------------
  Total distributions                                                        (0.002)
                                                                     --------------
NET ASSET VALUE, END OF PERIOD                                       $        1.000
                                                                     ==============
TOTAL RETURN(b)                                                                0.42%
                                                                     ==============
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                    $      205,990
Ratios to average net assets:
  Net expenses(a)(c)(d)                                                        0.75%
  Gross expenses(a)(d)                                                         0.98%
  Net investment income (loss)(a)(c)(d)                                        2.36%
Portfolio turnover rate                                                         N/A

  *  Commencement of operations
(a)  Annualized for periods of less than one year.
(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Such percentages are after advisory fee waivers and expenses reimbursements.
(d) Does not include any insurance charges imposed in connection with your variable insurance contract.

See Notes to Financial Statements.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

Selected data for a share outstanding throughout each period:

                                                                          REAL ESTATE FUND
                                                                        INITIAL CLASS SHARES
                                             --------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31
                                             06/30/2005    ------------------------------------------------------------
                                             (UNAUDITED)     2004         2003        2002         2001         2000
                                             -----------   ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $    19.010   $  15.090    $  11.100   $  11.850    $  11.250    $   8.940
                                             -----------   ---------    ---------   ---------    ---------    ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(d)                  0.070       0.581        0.277       0.496        0.629        0.388
  Net realized and unrealized gain (loss)
    on investments                                 0.570       4.241        3.713      (0.036)       0.772        2.402
                                             -----------   ---------    ---------   ---------    ---------    ---------
  Total from Investment Operations                 0.640       4.822        3.990       0.460        1.401        2.790
                                             -----------   ---------    ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS FROM:
  Net investment income                               --      (0.274)          --      (0.463)      (0.618)      (0.417)
  In excess of net investment income                  --          --           --          --           --           --
  Net realized gain on investments                    --      (0.628)          --      (0.583)      (0.183)      (0.054)
  In excess of net realized gain on
    investments                                       --          --           --      (0.070)          --       (0.009)
  Capital                                             --          --           --      (0.094)          --           --
                                             -----------   ---------    ---------   ---------    ---------    ---------
  Total distributions                                 --      (0.902)          --      (1.210)      (0.801)      (0.480)
                                             -----------   ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $    19.650   $  19.010    $  15.090   $  11.100    $  11.850    $  11.250
                                             ===========   =========    =========   =========    =========    =========
TOTAL RETURN(b)                                     3.37%      33.32%       35.95%       4.04%       12.58%       31.30%
                                             ===========   =========    =========   =========    =========    =========
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $   104,462   $ 102,300    $  78,695   $  44,310    $  25,824    $  17,162
Ratios to average net assets:
  Net expenses(a)(c)(d)                             1.10%       1.23%        1.25%       1.25%        1.25%        1.25%
  Gross expenses(a)(d)                              1.20%       1.23%        1.26%       1.41%        1.68%        2.67%
  Net investment income (loss)(a)(c)(d)             3.06%       3.62%        4.54%       5.51%        5.60%        6.13%
Portfolio turnover rate                               22%         67%          42%         49%          25%          15%

                                                   REAL ESTATE FUND
                                                 SERVICE CLASS SHARES
                                             ----------------------------
                                             SIX MONTHS
                                                ENDED      FOR THE PERIOD
                                             06/30/2005     2/1/2004* TO
                                             (UNAUDITED)     12/31/2004
                                             -----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    20.080   $       15.720
                                             -----------   --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(d)                  0.234            0.302
  Net realized and unrealized gain (loss)
    on investments                                 0.416            4.058
                                             -----------   --------------
  Total from Investment Operations                 0.650            4.360
                                             -----------   --------------
LESS DISTRIBUTIONS FROM:
  Net investment income                               --               --
  In excess of net investment income                  --               --
  Net realized gain on investments                    --               --
  In excess of net realized gain on
    investments                                       --               --
  Capital                                             --               --
                                             -----------   --------------
  Total distributions                                 --               --
                                             -----------   --------------
NET ASSET VALUE, END OF PERIOD               $    20.730   $       20.080
                                             ===========   ==============
TOTAL RETURN(b)                                     3.24%           27.74%
                                             ===========   ==============
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $    35,111   $       21,890
Ratios to average net assets:
  Net expenses(a)(c)(d)                             1.35%            1.50%
  Gross expenses(a)(d)                              1.46%            1.51%
  Net investment income (loss)(a)(c)(d)             2.96%            3.79%
Portfolio turnover rate                               22%              67%

  *  Commencement of operations
(a)  Annualized for periods of less than one year.
(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Such percentages are after advisory fee waivers and expenses reimbursements.
(d) Does not include any insurance charges imposed in connection with your variable insurance contract.

See Notes to Financial Statements.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

Selected data for a share outstanding throughout each period:

                                                                           DAVIS VENTURE VALUE FUND
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                   YEAR ENDED DECEMBER 31                 FOR THE PERIOD
                                               06/30/2005    ------------------------------------------------     7/17/00* TO
                                               (UNAUDITED)      2004         2003         2002         2001        12/31/2000
                                               -----------   ---------    ---------    ---------    ---------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.610   $   9.500    $   7.320    $   8.740    $   9.830    $       10.000
                                               -----------   ---------    ---------    ---------    ---------    --------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)(f)                    0.046       0.079        0.065        0.054        0.049             0.028
  Net realized and unrealized gain
    (loss) on investments                            0.114       1.097        2.161       (1.474)      (1.092)           (0.172)(c)
                                               -----------   ---------    ---------    ---------    ---------    --------------
  Total from Investment Operations                   0.160       1.176        2.226       (1.420)      (1.043)           (0.144)
                                               -----------   ---------    ---------    ---------    ---------    --------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 --      (0.066)      (0.046)          --(d)    (0.047)           (0.026)
  In excess of net investment income                    --          --           --           --           --                --
  Net realized gain on investments                      --          --           --           --           --                --
  In excess of net realized gain on
    investments                                         --          --           --           --           --                --
  Capital                                               --          --           --           --           --                --
                                               -----------   ---------    ---------    ---------    ---------    --------------
  Total distributions                                   --      (0.066)      (0.046)          --       (0.047)           (0.026)
                                               -----------   ---------    ---------    ---------    ---------    --------------
NET ASSET VALUE, END OF PERIOD                 $    10.770   $  10.610    $   9.500    $   7.320    $   8.740    $        9.830
                                               ===========   =========    =========    =========    =========    ==============
TOTAL RETURN(b)                                       1.41%      12.45%       30.50%      (16.24)%     (10.61)%           (1.42)%
                                               ===========   =========    =========    =========    =========    ==============
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)              $    52,903   $  51,362    $  44,215    $  32,194    $  32,110    $       12,611
Ratios to average net assets:
  Net expenses(a)(e)(f)                               0.90%       0.90%        0.90%        0.90%        0.90%             0.90%
  Gross expenses(a)(f)                                1.14%       1.16%        1.19%        1.21%        1.28%             3.20%
  Net investment income (loss)(a)(e)(f)               0.90%       0.83%        0.86%        0.71%        0.51%             1.08%
Portfolio turnover rate                                  4%         11%           7%          26%          84%                0%

                                                                              VALUE SMALL CAP FUND
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                    YEAR ENDED DECEMBER 31                 FOR THE PERIOD
                                               06/30/2005     ------------------------------------------------     7/17/00* TO
                                               (UNAUDITED)       2004         2003         2002         2001        12/31/2000
                                               -----------    ---------    ---------    ---------    ---------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    15.210    $  14.070    $   9.940    $  12.820    $  11.930    $       10.000
                                               -----------    ---------    ---------    ---------    ---------    --------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)(f)                    0.005        1.229       (0.003)       0.012       (0.005)            0.065
  Net realized and unrealized gain
    (loss) on investments                           (0.745)       1.142        4.139       (2.640)       1.062             2.109
                                               -----------    ---------    ---------    ---------    ---------    --------------
  Total from Investment Operations                  (0.740)       2.371        4.136       (2.628)       1.057             2.174
                                               -----------    ---------    ---------    ---------    ---------    --------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 --           --       (0.006)          --           --(d)         (0.065)
  In excess of net investment income                    --           --           --           --       (0.002)           (0.001)
  Net realized gain on investments                      --       (1.231)          --       (0.220)      (0.165)           (0.178)
  In excess of net realized gain on
    investments                                         --           --           --       (0.032)          --                --
  Capital                                               --           --           --           --           --                --
                                               -----------    ---------    ---------    ---------    ---------    --------------
  Total distributions                                   --       (1.231)      (0.006)      (0.252)      (0.167)           (0.244)
                                               -----------    ---------    ---------    ---------    ---------    --------------
NET ASSET VALUE, END OF PERIOD                 $    14.470    $  15.210    $  14.070    $   9.940    $  12.820    $       11.930
                                               ===========    =========    =========    =========    =========    ==============
TOTAL RETURN(b)                                      (4.87)%      18.43%       41.62%      (20.61)%       8.91%            21.91%
                                               ===========    =========    =========    =========    =========    ==============
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)              $    83,879    $  89,031    $  71,827    $  44,282    $  22,140    $        5,973
Ratios to average net assets:
  Net expenses(a)(e)(f)                               1.00%        1.00%        1.00%        1.00%        1.00%             1.00%
  Gross expenses(a)(f)                                1.10%        1.09%        1.12%        1.34%        2.06%             5.02%
  Net investment income (loss)(a)(e)(f)               0.07%       (0.10)%       0.13%        0.18%       (0.08)%            1.83%
Portfolio turnover rate                                 23%         106%         144%         136%         138%               42%

  *  Commencement of operations
(a)  Annualized for periods of less than one year.
(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) The amount shown for a share outstanding does not correspond with aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)  Amount is less than .001 per share.
(e) Such percentages are after advisory fee waivers and expenses reimbursements.
(f) Does not include any insurance charges imposed in connection with your variable insurance contract.

See Notes to Financial Statements.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================

Selected data for a share outstanding throughout each period:

                                                                        BLUE CHIP MID CAP FUND
                                             --------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31
                                             06/30/2005    ------------------------------------------------------------
                                             (UNAUDITED)      2004        2003         2002         2001        2000
                                             -----------   ---------   ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $    18.130   $  15.610   $  11.470    $  13.480    $  13.930    $  12.300
                                             -----------   ---------   ---------    ---------    ---------    ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(d)                  0.005       0.022      (0.011)      (0.024)      (0.022)      (0.018)
  Net realized and unrealized gain (loss)
    on investments                                 0.885       2.498       4.151       (1.986)      (0.428)       2.994
                                             -----------   ---------   ---------    ---------    ---------    ---------
  Total from Investment Operations                 0.890       2.520       4.140       (2.010)      (0.450)       2.976
                                             -----------   ---------   ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS FROM:
  Net investment income                               --          --          --           --           --           --
  In excess of net investment income                  --          --          --           --           --           --
  Net realized gain on investments                    --          --          --           --           --       (0.968)
  In excess of net realized gain on
    investments                                       --          --          --           --           --       (0.378)
  Capital                                             --          --          --           --           --           --
                                             -----------   ---------   ---------    ---------    ---------    ---------
  Total distributions                                 --          --          --           --           --       (1.346)
                                             -----------   ---------   ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $    19.020   $  18.130   $  15.610    $  11.470    $   3.480    $  13.930
                                             ===========   =========   =========    =========    =========    =========
TOTAL RETURN(b)                                     4.91%      16.14%      36.09%      (14.91)%      (3.23)%      24.96%
                                             ===========   =========   =========    =========    =========    =========
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $    89,387   $  89,609   $  75,669    $  53,506    $  52,357    $  37,593
Ratios to average net assets:
  Net expenses(a)(c)(d)                             1.00%       1.00%       1.00%        1.00%        1.00%        1.00%
  Gross expenses(a)(d)                              1.16%       1.12%       1.14%        1.17%        1.26%        1.96%
  Net investment income (loss)(a)(c)(d)             0.04%       0.13%      (0.09)%      (0.21)%      (0.17)%      (0.26)%
Portfolio turnover rate                               34%         60%         76%          90%         125%         138%

(a)  Annualized for periods of less than one year.
(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c) Such percentages are after advisory fee waivers and expenses reimbursements.
(d) Does not include any insurance charges imposed in connection with your variable insurance contract.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             SUN CAPITAL ADVISERS TRUST
================================================================================

NOTE A -- ORGANIZATION

Sun Capital Advisers Trust (the "Trust") is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Trust was established as a Delaware business trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of seven funds (each referred to as a "Fund" collectively as "the Funds"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Funds are the Sun Capital All Cap Fund ("All Cap Fund"), Sun Capital Investment Grade Bond Fund ("Investment Grade Bond Fund"), Sun Capital Money Market Fund ("Money Market Fund"), Sun Capital Real Estate Fund ("Real Estate Fund"), SC Davis Venture Value Fund ("Davis Venture Value Fund"), SC Value Small Cap Fund ("Value Small Cap Fund"), and the SC Blue Chip Mid Cap Fund ("Blue Chip Mid Cap Fund"). Each of the Funds, other than the Real Estate Fund, is classified as a diversified fund under the 1940 Act. Each Fund offers Initial Class Shares. Service Class Shares are offered on the All Cap Fund, Investment Grade Bond Fund, the Real Estate Fund and the Money Market Fund. Service Class Shares for the All Cap Fund, Investment Grade Bond Fund and the Real Estate Fund commenced operations on February 1, 2004. Service Class Shares for the Money Market Fund commenced operations on April 26, 2005.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

VALUATION OF INVESTMENTS

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in investment companies are valued at their net asset value as reported by the investment company.

INVESTMENT TRANSACTIONS AND INCOME

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized using

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

the interest method. Upon notification from issuers some dividend income received from a REIT may be redesignated as a reduction of cost of investment and/or realized gain. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes.

The Real Estate Fund may have elements of risk due to concentrated investments in specific industries. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for Federal tax purposes. Each Fund has qualified and intends to elect and continue to qualify each year to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax.

A portion of the dividend income recorded by Real Estate Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction to the cost basis of the securities held.

At December 31, 2004, the following Funds have available for federal income tax purposes capital loss carryovers which can be used to offset certain future realized capital gains.

                                                                        EXPIRES DECEMBER 31,
                                              -----------------------------------------------------------------------
                                                 2007        2008         2009       2010         2011        2012
                                              ----------  ----------   ---------  -----------  ----------  ----------
Money Market Fund                             $    1,180  $      156   $      --  $        --  $       --  $       21
Davis Venture Value Fund                              --       4,588     764,787    3,314,207     347,308     135,278

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2004, the following Funds elected to defer net losses arising between November 1, 2004 and December 31, 2004.

                                                                                                 AMOUNT
                                                                                               ----------
Davis Venture Value Fund                                                                       $   67,653
Investment Grade Bond Fund                                                                         15,507

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

DOLLAR ROLL TRANSACTIONS

The Investment Grade Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The Fund will only enter into "covered" rolls. A "covered" roll is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will be substantially similar as to type, coupon and maturity as those sold. The Fund is paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

The proceeds of the sale will generally be invested in additional instruments for the Fund, and the income from these investments, together with any additional fee income received on the dollar roll transaction, will generally exceed the interest income that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals 102% of the principal amount of the repurchase transaction. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS

The Funds may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions and such transactions may involve a risk of loss if the value of the underlying security declines prior to the settlement date. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices and yields. In connection with such purchases the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such agreements for the purpose of investment leverage.

OPTIONS

A Fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. A Fund may write covered put and call options and purchase put and call options for hedging or investment purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded.

EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a particular Fund are allocated evenly among the affected Funds, allocated on the basis of relative net assets, or otherwise allocated among the Funds as the Trustees may direct or approve.

DIVIDENDS AND DISTRIBUTIONS

The Investment Grade Bond Fund and Money Market Fund declare dividends daily from net investment income, if any. Each of the remaining Funds in the Trust distributes net investment income, if any, annually. Each Fund distributes its net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

NOTE C -- INVESTMENT ADVISORY AND OTHER RELATED PARTY AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

Sun Capital Advisers LLC (the "Adviser") is the investment adviser to the Investment Grade Bond Fund, Money Market Fund, and Real Estate Fund under an investment advisory agreement with the Trust dated November 4, 1998. The Adviser is the investment adviser to the Blue Chip Mid Cap Fund, under a separate investment advisory agreement with the Trust dated August 27, 1999. The Adviser is the investment adviser to Davis Venture Value Fund and Value Small Cap Fund under separate investment advisory agreements with the Trust dated May 1, 2000. The Adviser is the investment adviser to the All Cap Fund under a separate investment advisory agreement with the Trust dated May 1, 2002. The Adviser, at its own cost, has retained Wellington Management Company, LLP, as subadviser for Blue Chip Mid Cap Fund, Davis Advisors, as subadviser for the Davis Venture Value Fund, and OpCap Advisors LLC, as subadviser for the Value Small Cap Fund. The Adviser is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("Sun Life - US Ops Holdco"), a holding company. Sun Life Financial, Inc. ("Sun Life Financial"), a publicly traded holding company, is the ultimate parent of Sun Life - US Ops Holdco and the Adviser.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

As compensation for all services rendered, facilities provided and expenses paid or assumed by the Adviser under the advisory agreement, the Trust pays compensation quarterly to the Adviser at the following annual rates based on the average daily net assets of each Fund taken separately:

                                                           DAILY NET ASSETS        ADVISORY FEE
-----------------------------------------------------------------------------------------------
All Cap Fund                                           All                             0.70%

Investment Grade Bond Fund                             All                             0.60%

Money Market Fund                                      All                             0.50%

Real Estate Fund                                       All                             0.95%

Davis Venture Value Fund                               $0-$500 million                 0.75%
                                                       over $500 million               0.70%

Value Small Cap Fund                                   $0-$400 million                 0.80%
                                                       $400 million-$800 million       0.75%
                                                       over $800 million               0.70%

Blue Chip Mid Cap Fund                                 $0-$300 million                 0.80%
                                                       over $300 million               0.75%

LIMITATIONS

Through April 30, 2006 the Adviser has contractually agreed to reduce its advisory fee and to reimburse each Fund's other expenses to reduce each Fund's total annual operating expenses to:

                                                                     TOTAL OPERATING EXPENSE
                                                                   ----------------------------
                                                                   INITIAL CLASS  SERVICE CLASS
                                                                   -------------  -------------
All Cap Fund                                                           0.90%          1.15%
Investment Grade Bond Fund                                             0.75%          1.00%
Money Market Fund                                                      0.50%          0.75%
Real Estate Fund                                                       1.10%          1.35%
Davis Venture Value Fund                                               0.90%            --
Value Small Cap Fund                                                   1.00%            --
Blue Chip Mid Cap Fund                                                 1.00%            --

For the six months ended June 30, 2005, the Adviser waived all or part of its advisory fee and reimbursed certain operating expenses in the following amounts:

                                                                                    EXPENSES
                                                                    FEES WAIVED    REIMBURSED
                                                                    -----------    ----------
All Cap Fund                                                        $    26,743    $   60,384
Investment Grade Bond Fund                                               84,845            --
Money Market Fund                                                       149,788            --
Real Estate Fund                                                         64,412            --
Davis Venture Value Fund                                                 63,092            --
Value Small Cap Fund                                                     39,061            --
Blue Chip Mid Cap Fund                                                   70,381            --

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

To the extent that a Fund's total expense ratio falls below the expense limit stated above in future years, the Adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years. For the prior two years the aggregate amount is $1,143,522.

DISTRIBUTION AND SERVICE PLAN

The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class Shares (the"Plan"), pursuant to which distribution and service fees are paid to Clarendon Insurance Agency, Inc. ("Clarendon"), which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). The fees of the Trust payable to Clarendon pursuant of the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund's average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon and others.

TRUSTEES' COMPENSATION

Trustees' fees are paid by the Trust to each independent trustee of the Trust. The aggregate remuneration paid by the Funds to the independent trustees for the six months ended June 30, 2005 was $52,500. The Trust pays no compensation directly to its Trustees or officers who are affiliated with the Adviser, Sun Life - US Ops Holdco or Sun Life Financial, all of whom receive remuneration for their services to the Trust from the Adviser, Sun Life - US Ops Holdco or Sun Life Financial. Certain officers and Trustees of the Trust are officers and directors of the Adviser, Sun Life - US Ops Holdco or Sun Life Financial.

NOTE D -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended June 30, 2005 were as follows:

                                                        NON-                          NON-
                                                     GOVERNMENT      GOVERNMENT    GOVERNMENT     GOVERNMENT
                                                      PURCHASES       PURCHASES       SALES          SALES
                                                    -------------  -------------  -------------  -------------
All Cap Fund                                        $   4,771,185  $     131,022  $   5,489,874  $     108,712
Investment Grade Bond Fund                              9,993,690     13,540,606      9,595,533      8,276,468
Real Estate Fund                                       34,783,767             --     26,433,382             --
Davis Venture Value Fund                                3,356,975             --      1,860,381             --
Value Small Cap Fund                                   18,851,992             --     20,497,516             --
Blue Chip Mid Cap Fund                                 29,641,455             --     34,028,334             --

Purchases and sales, including maturities, of short-term securities by the Money Market Fund for the six months ended June 30, 2005 were $562,228,661 and $567,211,066, respectively.

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at June 30, 2005 were as follows:

                                                                             GROSS UNREALIZED           NET UNREALIZED
                                                                     --------------------------------    APPRECIATION/
                                                    IDENTIFIED COST   APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
                                                    ---------------  ---------------  ---------------   ---------------
All Cap Fund                                        $     6,611,127  $       532,900  $      (517,775)  $        15,125
Investment Grade Bond Fund                               64,603,216        1,929,955         (598,275)        1,331,680
Money Market Fund                                       118,094,764               --               --                --
Real Estate Fund                                        112,071,855       27,663,947         (279,518)       27,384,429
Davis Venture Value Fund                                 41,527,095       12,263,141       (1,449,692)       10,813,449
Value Small Cap Fund                                     74,304,447       12,731,123       (3,478,755)        9,252,368
Blue Chip Mid Cap Fund                                   71,970,869       18,887,081       (1,410,197)       17,476,884

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

NOTE E -- SHARE TRANSACTIONS

Each of the Funds is authorized to issue an unlimited number of shares without par value. Transactions in classes of each Fund were as follows:

                                                                  INITIAL CLASS                     SERVICE CLASS
                                                         -------------------------------   -------------------------------
                                                          SIX MONTHS                        SIX MONTHS         FOR THE
                                                             ENDED          YEAR ENDED         ENDED            PERIOD
                                                         JUNE 30, 2005     DECEMBER 31,    JUNE 30, 2005     2/1/2004 TO
                                                          (UNAUDITED)          2004         (UNAUDITED)       12/31/2004
                                                         --------------   --------------   --------------   --------------
ALL CAP FUND (SHARES)
   Shares sold                                                   29,522          241,876           35,296           86,965
   Shares issued as reinvestment of distributions                    --           53,716               --            6,590
   Shares redeemed                                             (129,168)        (174,138)         (18,070)          (6,222)
                                                         --------------   --------------   --------------   --------------
   Net increase (decrease) in shares outstanding                (99,646)         121,454           17,226           87,333
   Beginning of period                                          565,191          443,737           87,333               --
                                                         --------------   --------------   --------------   --------------
   End of period                                                465,545          565,191          104,559           87,333
                                                         ==============   ==============   ==============   ==============
ALL CAP FUND ($)
   Net proceeds from sales                               $      346,807   $    2,918,185   $      422,711   $    1,081,003
   Net proceeds on reinvestment of distributions                     --          652,519               --           82,579
   Shares redeemed                                           (1,521,138)      (2,056,488)        (211,555)         (76,753)
                                                         --------------   --------------   --------------   --------------
   Net increase (decrease) in net assets                 $   (1,174,331)  $    1,514,216   $      211,156   $    1,086,829
                                                         ==============   ==============   ==============   ==============
INVESTMENT GRADE BOND FUND (SHARES)
   Shares sold                                                  345,333          500,617          188,593          166,404
   Shares issued as reinvestment of distributions               132,180          334,152            3,055            1,913
   Shares redeemed                                             (513,459)      (1,744,455)         (12,573)         (99,030)
                                                         --------------   --------------   --------------   --------------
   Net increase (decrease) in shares outstanding                (35,946)        (909,686)         179,075           69,287
   Beginning of period                                        5,710,456        6,620,142           69,287               --
                                                         --------------   --------------   --------------   --------------
   End of period                                              5,674,510        5,710,456          248,362           69,287
                                                         ==============   ==============   ==============   ==============
INVESTMENT GRADE BOND FUND ($)
   Net proceeds from sales                               $    3,451,958   $    5,029,188   $    1,903,072   $    1,665,526
   Net proceeds on reinvestment of distributions              1,325,219        3,342,000           30,845           19,198
   Shares redeemed                                           (5,150,126)     (17,432,337)        (127,012)        (977,939)
                                                         --------------   --------------   --------------   --------------
   Net increase (decrease) in net assets                 $     (372,949)  $   (9,061,149)  $    1,806,905   $      706,785
                                                         ==============   ==============   ==============   ==============
MONEY MARKET FUND (SHARES)
   Shares sold                                               26,974,235      105,203,008          205,821
   Shares issued as reinvestment of distributions             1,350,307          899,562              297
   Shares redeemed                                          (32,059,361)     (97,707,454)            (128)
                                                         --------------   --------------   --------------
   Net increase (decrease) in shares outstanding             (3,734,819)       8,395,116          205,990
   Beginning of period                                      121,400,120      113,005,004               --
                                                         --------------   --------------   --------------
   End of period                                            117,665,301      121,400,120          205,990
                                                         ==============   ==============   ==============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                  INITIAL CLASS                     SERVICE CLASS
                                                         -------------------------------   -------------------------------
                                                          SIX MONTHS                        SIX MONTHS         FOR THE
                                                             ENDED          YEAR ENDED         ENDED            PERIOD
                                                         JUNE 30, 2005     DECEMBER 31,    JUNE 30, 2005     2/1/2004 TO
                                                          (UNAUDITED)          2004         (UNAUDITED)       12/31/2004
                                                         --------------   --------------   --------------   --------------
MONEY MARKET FUND ($)
   Net proceeds from sales                               $   26,974,236   $  105,203,008   $      205,821
   Net proceeds on reinvestment of distributions              1,350,307          899,562              297
   Shares redeemed                                          (32,059,361)     (97,707,454)            (128)
                                                         --------------   --------------   --------------
   Net increase (decrease) in net assets                 $   (3,734,818)  $    8,395,116   $      205,990
                                                         ==============   ==============   ==============
REAL ESTATE FUND (SHARES)
   Shares sold                                                  467,894          878,055          624,897        1,158,499
   Shares issued as reinvestment of distributions                    --          319,867               --               --
   Shares redeemed                                             (532,856)      (1,031,392)         (21,384)         (68,505)
                                                         --------------   --------------   --------------   --------------
   Net increase (decrease) in shares outstanding                (64,962)         166,530          603,513        1,089,994
   Beginning of period                                        5,380,764        5,214,233        1,089,994               --
                                                         --------------   --------------   --------------   --------------
   End of period                                              5,315,802        5,380,763        1,693,507        1,089,994
                                                         ==============   ==============   ==============   ==============
REAL ESTATE FUND ($)
   Net proceeds from sales                               $    8,392,999   $   13,878,804   $   11,915,361   $   19,325,812
   Net proceeds on reinvestment of distributions                     --        4,951,546               --               --
   Shares redeemed                                           (9,855,250)     (17,061,296)        (404,160)      (1,178,656)
                                                         --------------   --------------   --------------   --------------
   Net increase (decrease) in net assets                 $   (1,462,251)  $    1,769,054   $   11,511,201   $   18,147,156
                                                         ==============   ==============   ==============   ==============
DAVIS VENTURE VALUE FUND (SHARES)
   Shares sold                                                  381,362          638,176
   Shares issued as reinvestment of distributions                    --           32,096
   Shares redeemed                                             (306,911)        (482,836)
                                                         --------------   --------------
   Net increase (decrease) in shares outstanding                 74,451          187,436
   Beginning of period                                        4,839,586        4,652,150
                                                         --------------   --------------
   End of period                                              4,914,037        4,839,586
                                                         ==============   ==============
DAVIS VENTURE VALUE FUND ($)
   Net proceeds from sales                               $    4,029,684   $    6,263,730
   Net proceeds on reinvestment of distributions                     --          307,156
   Shares redeemed                                           (3,253,341)      (4,770,768)
                                                         --------------   --------------
   Net increase (decrease) in net assets                 $      776,343   $    1,800,118
                                                         ==============   ==============
VALUE SMALL CAP FUND (SHARES)
   Shares sold                                                  363,334          747,011
   Shares issued as reinvestment of distributions                    --          521,279
   Shares redeemed                                             (417,418)        (523,021)
                                                         --------------   --------------
   Net increase (decrease) in shares outstanding                (54,084)         745,269
   Beginning of period                                        5,851,972        5,106,703
                                                         --------------   --------------
   End of period                                              5,797,888        5,851,972
                                                         ==============   ==============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

                                                                  INITIAL CLASS
                                                         -------------------------------
                                                          SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                         JUNE 30, 2005     DECEMBER 31,
                                                          (UNAUDITED)          2004
                                                         --------------   --------------
VALUE SMALL CAP FUND ($)
   Net proceeds from sales                               $    5,146,042   $   10,878,442
   Net proceeds on reinvestment of distributions                     --        6,714,071
   Shares redeemed                                           (5,821,603)      (7,278,307)
                                                         --------------   --------------
   Net increase (decrease) in net assets                 $     (675,561)  $   10,314,206
                                                         ==============   ==============
BLUE CHIP MID CAP FUND (SHARES)
   Shares sold                                                  166,235          654,701
   Shares issued as reinvestment of distributions                    --               --
   Shares redeemed                                             (409,935)        (558,946)
                                                         --------------   --------------
   Net increase (decrease) in shares outstanding               (243,700)          95,755
   Beginning of period                                        4,942,525        4,846,770
                                                         --------------   --------------
   End of period                                              4,698,825        4,942,525
                                                         ==============   ==============
BLUE CHIP MID CAP FUND ($)
   Net proceeds from sales                               $    2,973,999   $   10,461,611
   Net proceeds on reinvestment of distributions                     --               --
   Shares redeemed                                           (7,381,301)      (8,906,431)
                                                         --------------   --------------
   Net increase (decrease) in net assets                 $   (4,407,302)  $    1,555,180
                                                         ==============   ==============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) SUN CAPITAL ADVISERS TRUST
================================================================================

NOTE F -- LINE OF CREDIT

The Trust has entered into a $15 million committed unsecured revolving line of credit (the "Agreement") primarily for temporary or emergency purposes. The Money Market Fund is not a party to this agreement. Interest is charged to each Fund based on its borrowings at an amount above the overnight federal funds rate. In addition, a fee on the daily unused portion of the $15 million committed line is allocated among the participating funds at the end of each quarter. During the six months ended June 30, 2005, the following Funds had borrowings under this Agreement as follows:

                                                              AVERAGE DAILY  WEIGHTED AVERAGE  TOTAL INTEREST
                                               MAXIMUM LOAN  AMOUNT OF LOAN    INTEREST RATE        PAID
                                               ------------  --------------  ----------------  --------------
All Cap Fund                                   $    838,000  $       27,613             3.613% $          502
Davis Venture Value Fund                            151,000           1,265             3.563%             23

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling 1-800-432-1102 x 1687 and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available (i) on the SEC's website at www.sec.gov; and (ii) available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                                      SUN CAPITAL ADVISERS TRUST
================================================================================


                              TRUSTEES AND OFFICERS
                         MICHAEL P. CASTELLANO, TRUSTEE
                            GRAHAM E. JONES, TRUSTEE
                           ANTHONY C. PADDOCK, TRUSTEE
                         WILLIAM N. SEARCY, JR., TRUSTEE
            JAMES M.A. ANDERSON, CHAIRMAN, PRESIDENT, CEO AND TRUSTEE
                        JAMES F. ALBAN, TREASURER AND CFO
                    MARTIN G. DYER, CHIEF COMPLIANCE OFFICER
                           MAURA A. MURPHY, SECRETARY


                               INVESTMENT ADVISER
                            SUN CAPITAL ADVISERS LLC
                           ONE SUN LIFE EXECUTIVE PARK
                            WELLESLEY HILLS, MA 02481


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                                BOSTON, MA 02116


                    ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
                        STATE STREET BANK & TRUST COMPANY
                               225 FRANKLIN STREET
                                BOSTON, MA 02110


                                  LEGAL COUNSEL
                    WILMER CUTLER PICKERING HALE AND DORR LLP
                                 60 STATE STREET
                                BOSTON, MA 02109


This report must be preceded or accompanied by a prospectus for Sun Capital Advisers Trust which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.

Item 2.  Code of Ethics.

Not applicable to semi-annual report

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

Included in stockholder report filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees have been implemented since the registrant's most recent disclosure to this Item.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been no significant changes in the registrant's internal control over financial reporting during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable to semi-annual report.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3)   Not applicable.

(b) The certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                SUN CAPITAL ADVISERS TRUST
                      ----------------------------------------------------------


By (Signature and Title)*   /s/ JAMES M.A. ANDERSON
                      ----------------------------------------------------------
                    James M.A. Anderson, President

Date:    August 30, 2005
     ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ JAMES M.A. ANDERSON
                    ------------------------------------------------------------
                    James M.A. Anderson, President
                    (Chief Executive Officer)

Date:    August 30, 2005
      ---------------------------

By (Signature and Title)*   /s/ JAMES F. ALBAN
                    ------------------------------------------------------------
                    James F. Alban, Treasurer
                    (Chief Financial Officer)

Date:    August 30, 2005
     ---------------------------

* Print name and title of each signing officer under his or her signature.